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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                    Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2011 through January 31, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.





                    Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
                    Semiannual Report | January 31, 2012
--------------------------------------------------------------------------------

Ticker Symbols:

         Conservative    Moderate      Growth     Aggressive
          Allocation    Allocation   Allocation   Allocation
Class        Fund          Fund         Fund         Fund
-----        ----          ----         ----         ----
 A           PIAVX         PIALX        GRAAX       PIAAX
 B           PIBVX         PIBLX        GRABX       IALBX
 C           PICVX         PIDCX        GRACX       IALCX
 Y           IBBCX         IMOYX        IBGYX       IBAYX





                    [LOGO] PIONEER
                           Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents


Letter to Shareowners                                              2

Portfolio Management Discussion                                    4

Fund Reviews                                                       8

Comparing Ongoing Fund Expenses                                   10

Prices and Distributions                                          18

Portfolio Summary & Performance Update                            21

Schedule of Investments                                           41

Financial Statements                                              49

Notes to Financial Statements                                     71

Approval of Investment Advisory and Sub-Advisory Agreements       81

Trustees, Officers and Service Providers                         101


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     1

President's Letter

Dear Shareowner,

Last year was difficult for investors, although bond investors experienced a much smoother ride than equity investors. The year was characterized by higher-than-usual volatility in the equity markets triggered by a series of major events, including the nuclear disaster in Japan, the European financial crisis, and political gridlock in Washington D.C. The Standard & Poor's 500 Index dropped 21% from its May high to its October low, only to finish the year virtually flat. The Barclays Capital Aggregate Bond Index, by contrast, was up 7.8% for the year.

As we ended 2011, some positive trends were developing in the U.S. economy. Consumption, the most important driver of economic growth, rose 2.3% in the fourth quarter, up nicely from 0.7% in the second and third quarters. Year-over-year retail sales grew 4% over the last six months of 2011, and auto sales reached their highest level of the year. There were improvements in broad economic data, including employment and rising consumer confidence. Initial jobless claims trended in the right direction, with the final weekly report of 2011 falling to a three-and-a-half year low.

While we expect moderate economic growth in the U.S. in 2012, there are still reasons for investors to remain cautious. The central issue remains Europe, which faces weak or possibly declining economic growth. The greatest risk to our outlook for 2012 is the possible contagion effects of the European sovereign-debt and banking crises. The European Union must find a comprehensive solution that includes ensuring funding for troubled sovereigns, achieving workable fiscal and economic integration, and improving labor competitiveness in southern Europe. Further setbacks in Europe could lead to further market volatility, while tangible progress could help the equity markets make up last year's lackluster results.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities



2     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12
globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


*Diversification does not assure a profit or protect against loss in a declining market.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     3

Portfolio Management Discussion | 1/31/12

In the following interview, portfolio manager Dr. Peng Chen, CFA, President, Ibbotson Associates, Inc., the funds' sub-adviser, discusses the market environment during the six months ended January 31, 2012, and the investment strategies that were applied to the funds in the Pioneer Ibbotson Asset Allocation Series during the period.

Q Could you characterize the economic and market environment during the six months ended January 31, 2012?

A As the six-month period began, markets were digesting the rancorous negotiations last summer over raising the U.S. debt ceiling, which briefly raised the possibility of a default on government debt. While the stalemate was resolved short of default in early August 2011, the failure of politicians to agree on any sort of sustainable glide path for the U.S. budget disheartened the markets. In addition, the raising of the debt ceiling was followed almost immediately by a historic downgrade of U.S. Treasuries by Standard & Poor's.

  For much of the six-month period, markets generally reacted in concert with concerns over the health of the global economic recovery and continued sovereign-debt issues in Europe, which ebbed and flowed. Fears that European leaders would not be able to take action commensurate with the scope of the debt crisis, along with disappointing macroeconomic data, kindled heightened uncertainty among investors and caused riskier assets to decline in September 2011. At the same time, the overall U.S. bond market benefited from flows into Treasuries from investors seeking a safe haven, which led to a drop in interest rates.

  As 2011 drew to a close, investors were encouraged by better-than-expected U.S. economic data, which eased concerns over a potential return to recession conditions in the year ahead. In addition, the European Central Bank's unanticipated plan to make credit available to the region's troubled banks was viewed as a significant backstop to conditions in the eurozone. In combination, the positive developments near the end of 2011 led to a substantial recovery in investor sentiment and fueled a strong rebound in stocks late in 2011 that extended through the end of the period on January 31, 2012.

  For the six months ended January 31, 2012, the U.S. equity market, as measured by the Standard & Poor's 500 Index (the S&P 500), returned 2.70%, while international equities returned -10.32%, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index. Within the U.S. equity market, large-cap returns were generally


4     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12
  higher than those of their smaller-cap counterparts. Within the broader Russell 3000 Index, growth stocks modestly outperformed value stocks.

  In fixed income, the Barclays Capital U.S. Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 4.25% for the six months ended January 31, 2012, led by the performance of U.S. government-backed issues.

Q What strategic considerations did you apply to the funds in allocating assets during the six months ended January 31, 2012?

A Entering the six-month period, each of the funds had an underweight in U.S.
  real estate investment trusts (REITs) and a corresponding U.S. large-cap equity overweight. We believed that the previous gains of U.S. property stocks had resulted in valuation ratios that could be difficult to sustain over the medium term, and that were hard to justify by fundamentals. In addition, in the third quarter of 2011 we implemented an overweighting of large-cap equities relative to small-cap equities in the funds. The overweights to the large-cap equity segment made a modest positive contribution to the funds' relative returns during the six-month period. We have maintained the funds' tilt toward large-cap equities as we believe large caps are best-positioned to weather an uncertain investment climate, and they also display the most attractive valuations within the U.S. equity markets.

  In September of 2011, we implemented an underweight to high-yield bonds and a corresponding overweight to investment-grade bonds in the Moderate Allocation Fund, as we had become concerned about credit risk. The tilt was removed in late December 2011 as our concerns ebbed.

  In October 2011, we began to underweight equities and overweight short-term bonds in the Moderate Allocation Fund and Growth Allocation Fund, driven by our concerns over continuing high U.S. unemployment and the difficulties in Europe. The positioning constrained performance to a degree as equities rallied late in the period.

  Finally, we maintained neutral weights in international equities versus U.S. equities in all four funds during the six-month period. Exposure to international equities resulted in modest negative returns for the funds relative to the S&P 500.

Q What factors are you watching most closely as you determine your allocation strategy for the funds going forward?

A Uncertainty about the economic outlook remains unusually high. Better-than-expected economic data in the U.S. during the fourth quarter of 2011 may have raised hopes that the worst is behind us; however, as we look at the indicators we would not be surprised to see slowing growth as 2012


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     5
  progresses. Moreover, we believe it remains possible that external conditions could tip a sluggish U.S. economy into recession. In particular, the U.S. is not immune to the unfolding recession in the eurozone. Conditions in Europe could worsen as popular indignation rises over the implementation of austerity programs. There is a division between Germany and other nations as to how to proceed in addressing the need to reform economies, and that could lead to a default by one of the peripheral nations and threaten the stability of the eurozone. At home, a divided Congress and the looming Presidential election almost guarantee, in our opinion, another lost year when it comes to addressing the United States' own fiscal problems. In sum, the political backdrop both domestically and abroad could ensure that investor sentiment remains on edge and market volatility remains high.

  In looking across asset classes, we see few, if any, obvious opportunities for investors. U.S. equity prices are only slightly above their levels of one year ago; however, earnings growth has been slowing. European equities, which have underperformed the U.S. market in recent quarters, appear attractive on a relative basis, with all else being equal. That said, the region's debt crisis is unlikely to be resolved either smoothly or swiftly. While U.S. corporate bonds offer higher yields than Treasuries as well as reasonably low default rates, their prices are vulnerable to any slump in the economy.

  Given our outlook, we are biased toward reducing risk in the portfolios. Above all, the uncertain backdrop continues to reinforce our belief in the importance of maintaining a diversified investment portfolio consistent with one's long-term objectives. We will continue to closely monitor the economic backdrop as we manage the portfolios within their strategic asset allocation guidelines.


Please refer to the Schedule of Investments on pages 41-48 for a full listing of fund securities.


6     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

A fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

These risks may increase share price volatility.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     7

Fund Reviews | 1/31/12

Pioneer Ibbotson Conservative Allocation Fund
The Fund's Class A shares returned -0.14% at net asset value during the six months ended January 31, 2012, while the Standard & Poor's 500 Index (the S&P
500) returned 2.70% and the Barclays Capital Aggregate Bond Index (the Barclays Index) returned 4.25%. During the same period, the average return of the 441 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was 0.99%.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income assets at the beginning of the six-month period. The targets were shifted in October 2011 to 29% equities and 71% fixed-income assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 21.0% of assets, followed by Pioneer Short Term Income Fund at 18.8%. The Fund's next-largest positions also were fixed-income funds, Pioneer Strategic Income Fund and Global High Yield Fund, at 6.9% and 5.7% of assets, respectively. The largest equity position in the Fund was Pioneer International Value Fund, at 5.0% of assets.

Pioneer Ibbotson Moderate Allocation Fund
The Fund's Class A shares returned -1.32% at net asset value during the six months ended January 31, 2012, while the S&P 500 returned 2.70% and the Barclays Index returned 4.25%. During the same period, the average return of the 498 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 0.25%.

The Fund targeted an asset allocation of 60% equities, 40% fixed-income assets at the beginning of the six-month period. The targets were shifted in October 2011 to 58% equities and 42% fixed-income assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 13.1% of assets, followed by Pioneer Short Term Income Fund, at 11.7% of assets. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 7.4% of assets on January 31, 2012. Pioneer Global Equity Fund was the next-largest equity holding, at 6.7% of assets, followed by Pioneer Fund at 5.8% of assets.

Pioneer Ibbotson Growth Allocation Fund
The Fund's Class A shares returned -2.04% at net asset value during the six months ended January 31, 2012, while the S&P 500 returned 2.70% and the Barclays Index returned 4.25%. During the same period, the average return of the 569 mutual funds in Lipper's Mixed-Target Allocation Growth Funds category was -0.55%.

The Fund targeted an asset allocation of 75% equities, 25% fixed-income assets at the beginning of the six-month period. The targets were shifted in October


8     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

2011 to 72% equities and 28% fixed-income assets. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 9.7% of assets on January 31, 2012. Pioneer Global Equity Fund was the next-largest equity holding, at 7.5% of assets, followed by Pioneer Mid Cap Value Fund, at 7.0% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 9.5% of assets, followed by Pioneer Short Term Income Fund, at 7.8% of assets.

Pioneer Ibbotson Aggressive Allocation Fund
The Fund's Class A shares returned -2.97% at net asset value during the six-months ended January 31, 2012, while the S&P 500 returned 2.70% and the Barclays Index returned 4.25%. During the same period, the average return of the 742 mutual funds in Lipper's Multi-Cap Core Funds category was -0.64%.

The Fund targeted an asset allocation of 90% equities, 10% fixed-income assets at the beginning of the six-month period. The targets were shifted in October 2011 to 86% equities and 14% fixed-income assets. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 13.8% of assets on January 31, 2012. Pioneer Mid Cap Value Fund was the next-largest equity holding, at 10.5% of assets, followed by Pioneer Global Equity Fund, at 8.7% of assets. The largest fixed-income position in the Fund was Pioneer Bond Fund, at 6.0% of assets.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2011 through January 31, 2012.


-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value         $998.60         $994.10         $995.10         $993.50
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $7.59          $12.03          $11.33          $12.18
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.40%, 2.26% and 2.43% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


10     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2011 through January 31, 2012.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value       $1,017.55       $1,013.07       $1,013.77       $1,012.92
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $7.66          $12.14          $11.44          $12.30
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.40%, 2.26% and 2.43% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2011 through January 31, 2012.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value         $986.80         $982.20         $982.20         $987.70
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $7.49          $11.51          $10.91           $5.65
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.50%, 2.31%, 2.19% and 1.13% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


12     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2011 through January 31, 2012.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value       $1,017.60       $1,013.52       $1,014.13       $1,019.46
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $7.61          $11.69          $11.09           $5.74
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.50%, 2.31%, 2.19% and 1.13% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2011 through January 31, 2012.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value         $979.60         $975.80         $976.10         $969.20
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $7.86          $11.87          $11.23           $6.19
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.58%, 2.39%, 2.26% and 1.25% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


14     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2011 through January 31, 2012.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value       $1,017.19       $1,013.12       $1,013.77       $1,018.85
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $8.01          $12.09          $11.44           $6.34
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.58%, 2.39%, 2.26% and 1.25% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     15

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2011 through January 31, 2012.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value         $970.30         $966.60         $967.70         $961.50
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $8.42          $12.31          $11.87           $6.85
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.70%, 2.49%, 2.40% and 1.39% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


16     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2011 through January 31, 2012.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 8/1/11
-------------------------------------------------------------------------------------
 Ending Account Value       $1,016.59       $1,012.62       $1,013.07       $1,018.15
 (after expenses)
 on 1/31/12
-------------------------------------------------------------------------------------
 Expenses Paid                  $8.62          $12.60          $12.14           $7.05
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.70%, 2.49%, 2.40% and 1.39% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     17

Prices and Distributions | 1/31/12

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

-----------------------------------------------
     Class         1/31/12         7/31/11
-----------------------------------------------
       A           $10.52          $10.85
-----------------------------------------------
       B           $10.34          $10.61
-----------------------------------------------
       C           $10.27          $10.56
-----------------------------------------------
       Y           $10.11          $10.41
-----------------------------------------------

Moderate Allocation Fund

-----------------------------------------------
     Class         1/31/12         7/31/11
-----------------------------------------------
       A           $10.35          $10.74
-----------------------------------------------
       B            $9.96          $10.26
-----------------------------------------------
       C            $9.70          $10.07
-----------------------------------------------
       Y           $10.45          $10.88
-----------------------------------------------

Growth Allocation Fund

-----------------------------------------------
     Class         1/31/12         7/31/11
-----------------------------------------------
       A           $10.67          $11.09
-----------------------------------------------
       B            $9.48           $9.80
-----------------------------------------------
       C           $10.13          $10.50
-----------------------------------------------
       Y           $10.86          $11.45
-----------------------------------------------

Aggressive Allocation Fund

-----------------------------------------------
     Class         1/31/12         7/31/11
-----------------------------------------------
       A           $10.61          $11.07
-----------------------------------------------
       B            $9.99           $0.35
-----------------------------------------------
       C           $10.11          $10.50
-----------------------------------------------
       Y           $10.64          $11.24
-----------------------------------------------


18     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Distributions per Share: 8/1/11-1/31/12
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.3065               $--               $--
--------------------------------------------------------------------------------
       B            $0.2021               $--               $--
--------------------------------------------------------------------------------
       C            $0.2320               $--               $--
--------------------------------------------------------------------------------
       Y            $0.2267               $--               $--
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.2388               $--               $--
--------------------------------------------------------------------------------
       B            $0.1132               $--               $--
--------------------------------------------------------------------------------
       C            $0.1834               $--               $--
--------------------------------------------------------------------------------
       Y            $0.2851               $--               $--
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.1853               $--               $--
--------------------------------------------------------------------------------
       B            $0.0795               $--               $--
--------------------------------------------------------------------------------
       C            $0.1142               $--               $--
--------------------------------------------------------------------------------
       Y            $0.2272               $--               $--
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.1251               $--               $--
--------------------------------------------------------------------------------
       B            $0.0140               $--               $--
--------------------------------------------------------------------------------
       C            $0.0483               $--               $--
--------------------------------------------------------------------------------
       Y            $0.1598               $--               $--
--------------------------------------------------------------------------------


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     19

The Standard & Poor's 500 Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30, 32-35 and 37-40.



20     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Portfolio Summary | 1/31/12
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income    70%
Equity          30%

Short Term Bonds                   27.00%
-----------------------------------------
Domestic Corporate Bonds           17.00
-----------------------------------------
Cash & Cash Equivalent             13.00
-----------------------------------------
High-Yield Corporate Bonds         13.00
-----------------------------------------
Large Cap Growth                    9.00
-----------------------------------------
Large Cap Value                     9.00
-----------------------------------------
International Equities              8.00
-----------------------------------------
Mid/Small Cap Growth                2.00
-----------------------------------------
Mid/Small Cap Value                 2.00
-----------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
------------------------------------------------------------------------------------------------------------------
U.S. Stocks                                                   International Stocks
------------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                                4.23%     Pioneer International Value Fund Class Y       5.32%
------------------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund Class Y         4.22      Pioneer Global Equity Fund Class Y             3.18
------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y              3.17      Pioneer Emerging Markets Fund Class Y          1.08
------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y             2.19      Bonds
------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                  2.13      Pioneer Bond Fund Class Y                     22.41%
------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                       2.12      Pioneer Short Term Income Fund Class Y        20.06
------------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y             2.11      Pioneer Strategic Income Fund Class Y          7.38
------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                  2.11      Pioneer Global High Yield Fund Class Y         6.11
------------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y                   2.11      Pioneer High Yield Fund Class Y                3.73
------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y           1.07      Pioneer Global Aggregate Bond Fund             2.11
                                                              Class Y
------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y          1.06      Pioneer Floating Rate Fund Class Y             1.05
------------------------------------------------------------------------------------------------------------------
Pioneer Multi-Asset Floating Rate Fund Class Y      1.05
------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                  0.00*
------------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

* Rounds to less than 0.01%.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     21

Performance Update | 1/31/12                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                               4.09%             3.18%
 5 Years                                 2.99              1.78
 1 Year                                  1.64             -4.20
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross            Net
--------------------------------------------------------------------------------
                                         1.46%             1.44%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson        Barclays Capital       Standard & Poor's
         Asset Allocation Fund    Aggregate Bond Index        500 Index
5/05             $9,425                  $10,000              $10,000
1/06              9,900                   10,047               10,872
1/07             10,542                   10,477               12,448
1/08             10,820                   11,400               12,160
1/09              8,617                   11,695                7,465
1/10             10,819                   12,690                9,938
1/11             12,015                   13,332               12,145
1/12             12,212                   14,487               12,654

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/13 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


22     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If         If
 Period                                  Held       Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                               3.18%       3.18%
 5 Years                                 2.07        2.07
 1 Year                                  0.83       -3.12
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross       Net
--------------------------------------------------------------------------------
                                         2.30%        2.30%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson        Barclays Capital       Standard & Poor's
         Asset Allocation Fund    Aggregate Bond Index        500 Index
5/05             $10,000                 $10,000               $10,000
1/06              10,448                  10,047                10,872
1/07              11,027                  10,477                12,448
1/08              11,210                  11,400                12,160
1/09               8,847                  11,695                 7,465
1/10              11,000                  12,690                 9,938
1/11              12,117                  13,332                12,145
1/12              12,218                  14,487                12,654

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     23

Performance Update | 1/31/12                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If         If
 Period                                  Held       Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                               3.18%      3.18%
 5 Years                                 2.09       2.09
 1 Year                                  0.84       0.84
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross      Net
--------------------------------------------------------------------------------
                                         2.21%      2.21%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson        Barclays Capital       Standard & Poor's
         Asset Allocation Fund    Aggregate Bond Index        500 Index
5/05             $10,000                 $10,000               $10,000
1/06              10,439                  10,047                10,872
1/07              11,029                  10,477                12,448
1/08              11,223                  11,400                12,160
1/09               8,843                  11,695                 7,465
1/10              10,985                  12,690                 9,938
1/11              12,128                  13,332                12,145
1/12              12,231                  14,487                12,654

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


24     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If         If
 Period                                  Held       Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)*                              2.92%      2.92%
 5 Years                                 1.45       1.45
 1 Year                                  1.20       1.20
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross      Net
--------------------------------------------------------------------------------
                                         1.48%      1.48%
--------------------------------------------------------------------------------

 * Inception date of Class A shares.

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5 Million Investment

            Pioneer Ibbotson        Barclays Capital       Standard & Poor's
         Asset Allocation Fund    Aggregate Bond Index        500 Index
5/05          $5,000,000               $5,000,000             $5,000,000
1/06           5,263,864                5,023,369              5,435,922
1/07           5,591,061                5,238,604              6,224,074
1/08           5,726,576                5,700,033              6,080,127
1/09           4,423,927                5,847,553              3,732,382
1/10           5,330,149                6,344,969              4,969,201
1/11           5,937,406                6,666,058              6,072,444
1/12           6,008,680                7,243,481              6,326,971

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     25

Portfolio Summary | 1/31/12
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity          60%
Fixed Income    40%

Short Term Bonds                            17.00%
--------------------------------------------------
Large Cap Growth                            15.50
--------------------------------------------------
Large Cap Value                             15.50
--------------------------------------------------
International Equities                      12.00
--------------------------------------------------
Domestic Corporate Bonds                     9.00
--------------------------------------------------
High-Yield Corporate Bonds                   8.00
--------------------------------------------------
Mid/Small Cap Growth                         6.00
--------------------------------------------------
Cash & Cash Equivalent                       6.00
--------------------------------------------------
Mid/Small Cap Value                          6.00
--------------------------------------------------
Real Estate Investment Trust (REIT)          3.00
--------------------------------------------------
Emerging Markets                             2.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
------------------------------------------------------------------------------------------------------------------
U.S. Stocks                                                   International Stocks
------------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                                 5.95%    Pioneer International Value Fund Class Y       7.69%
------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                   5.79     Pioneer Global Equity Fund Class Y             6.89
------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y               4.44     Pioneer Emerging Markets Fund Class Y          3.96
------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y              4.32     Bonds
------------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y              4.32     Pioneer Bond Fund Class Y                     13.54%
------------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y                    4.22     Pioneer Short Term Income Fund Class Y        12.15
------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y            3.26     Pioneer Global High Yield Fund Class Y         3.53
------------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund              3.11     Pioneer Strategic Income Fund Class Y          2.06
Class Y
------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                   2.83     Pioneer High Yield Fund Class Y                1.86
------------------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund Class Y          2.44     Pioneer Global Aggregate Bond Fund             1.41
                                                              Class Y
------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y           2.18
------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                        2.18
------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                   1.23
------------------------------------------------------------------------------------------------------------------
Pioneer Multi-Asset Floating Rate Fund Class Y       0.64
------------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


26     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                4.62%            3.79%
 5 Years                                 1.23             0.05
 1 Year                                  0.55            -5.21
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         1.47%            1.47%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
        Moderate Allocation Fund    Aggregate Bond Index        500 Index
8/04            $ 9,425                  $10,000                $10,000
1/05             10,077                   10,186                 10,772
1/06             11,175                   10,369                 11,890
1/07             12,183                   10,814                 13,613
1/08             12,134                   11,766                 13,299
1/09              8,455                   12,071                  8,164
1/10             11,158                   13,097                 10,869
1/11             12,883                   13,760                 13,282
1/12             12,954                   14,952                 13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     27

Performance Update | 1/31/12                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If          If
 Period                                  Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 3.33%       3.33%
 5 Years                                  0.40        0.40
 1 Year                                  -0.32       -4.26
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross       Net
--------------------------------------------------------------------------------
                                          2.29%       2.28%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
        Moderate Allocation Fund    Aggregate Bond Index        500 Index
8/04            $10,000                  $10,000                $10,000
1/05             10,519                   10,186                 10,772
1/06             11,553                   10,369                 11,890
1/07             12,486                   10,814                 13,613
1/08             12,332                   11,766                 13,299
1/09              8,521                   12,071                  8,164
1/10             11,162                   13,097                 10,869
1/11             12,777                   13,760                 13,282
1/12             12,736                   14,952                 13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/13 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


28     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If          If
 Period                                  Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 3.30%       3.30%
 5 Years                                  0.48        0.48
 1 Year                                  -0.20       -0.20
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross       Net
--------------------------------------------------------------------------------
                                          2.16%       2.16%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
        Moderate Allocation Fund    Aggregate Bond Index        500 Index
8/04            $10,000                  $10,000                $10,000
1/05             10,653                   10,186                 10,772
1/06             11,701                   10,369                 11,890
1/07             12,658                   10,814                 13,613
1/08             12,517                   11,766                 13,299
1/09              8,655                   12,071                  8,164
1/10             11,336                   13,097                 10,869
1/11             12,993                   13,760                 13,282
1/12             12,968                   14,952                 13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     29

Performance Update | 1/31/12                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If         If
 Period                                  Held       Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                               5.09%      5.09%
 5 Years                                 1.79       1.79
 1 Year                                  0.90       0.90
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross      Net
--------------------------------------------------------------------------------
                                         1.08%      1.08%
--------------------------------------------------------------------------------

 * Inception date of Class A shares.

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5 Million Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
        Moderate Allocation Fund    Aggregate Bond Index        500 Index
8/04           $5,000,000               $5,000,000              $5,000,000
1/05            5,345,025                5,093,214               5,385,996
1/06            5,944,151                5,184,668               5,944,800
1/07            6,504,958                5,406,815               6,806,734
1/08            6,501,474                5,883,059               6,649,311
1/09            4,569,473                6,035,316               4,081,785
1/10            6,075,295                6,548,703               5,434,386
1/11            7,043,805                6,880,102               6,640,908
1/12            7,107,400                7,476,066               6,919,262

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


30     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Portfolio Summary | 1/31/12
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity          75%
Fixed Income    25%

Large Cap Value                             17.50%
--------------------------------------------------
Large Cap Growth                            16.50
--------------------------------------------------
International Equities                      16.00
--------------------------------------------------
Short Term Bonds                            12.50
--------------------------------------------------
Mid/Small Cap Growth                         8.50
--------------------------------------------------
Mid/Small Cap Value                          8.50
--------------------------------------------------
Domestic Corporate Bonds                     7.50
--------------------------------------------------
High-Yield Corporate Bonds                   5.00
--------------------------------------------------
Emerging Markets                             4.00
--------------------------------------------------
Real Estate Investment Trust (REIT)          4.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
----------------------------------------------------------------------------------------------------------
U.S. Stocks                                               International Stocks
----------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y              7.09%     Pioneer International Value Fund Class Y   9.80%
----------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                            6.32      Pioneer Global Equity Fund Class Y         7.59
----------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y         6.21      Pioneer Emerging Markets Fund Class Y      5.37
----------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y         5.07      Bonds
----------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y          4.97      Pioneer Bond Fund Class Y                  9.58%
----------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y               4.54      Pioneer Short Term Income Fund Class Y     7.86
----------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y              4.10      Pioneer Global High Yield Fund Class Y     2.05
----------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y       3.99      Pioneer Strategic Income Fund Class Y      1.99
----------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                   3.18      Pioneer Global Aggregate Bond Fund         1.58
                                                          Class Y
----------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund         2.95      Pioneer High Yield Fund Class Y            0.81
Class Y
----------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y      2.54
----------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y              2.39
----------------------------------------------------------------------------------------------------------
Pioneer Independence Fund Class Y               0.01
----------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund         0.01
Class Y
----------------------------------------------------------------------------------------------------------
Pioneer Value Fund Class Y                      0.00*
----------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

* Rounds to less than 0.01%.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     31

Performance Update | 1/31/12                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 4.64%           3.81%
 5 Years                                  0.10           -1.08
 1 Year                                  -0.15           -5.86
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                          1.57%           1.57%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
         Growth Allocation Fund     Aggregate Bond Index        500 Index
8/04            $ 9,425                   $10,000               $10,000
1/05             10,267                    10,186                10,772
1/06             11,702                    10,369                11,890
1/07             12,897                    10,814                13,613
1/08             12,687                    11,766                13,299
1/09              8,159                    12,071                 8,164
1/10             11,013                    13,097                10,869
1/11             12,980                    13,760                13,282
1/12             12,961                    14,952                13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


32     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If         If
 Period                                  Held       Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 2.65%      2.65%
 5 Years                                 -0.69      -0.69
 1 Year                                  -0.90      -4.83
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross      Net
--------------------------------------------------------------------------------
                                          2.42%      2.38%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
         Growth Allocation Fund     Aggregate Bond Index        500 Index
8/04            $10,000                   $10,000               $10,000
1/05             10,467                    10,186                10,772
1/06             11,827                    10,369                11,890
1/07             12,923                    10,814                13,613
1/08             12,594                    11,766                13,299
1/09              8,040                    12,071                 8,164
1/10             10,765                    13,097                10,869
1/11             12,599                    13,760                13,282
1/12             12,485                    14,952                13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/13 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     33

Performance Update | 1/31/12                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                            If           If
 Period                                     Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                    3.48%        3.48%
 5 Years                                    -0.59        -0.59
 1 Year                                     -0.78        -0.78
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                            Gross        Net
--------------------------------------------------------------------------------
                                             2.27%        2.27%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
         Growth Allocation Fund     Aggregate Bond Index        500 Index
8/04            $10,000                   $10,000               $10,000
1/05             10,709                    10,186                10,772
1/06             12,098                    10,369                11,890
1/07             13,238                    10,814                13,613
1/08             12,933                    11,766                13,299
1/09              8,273                    12,071                 8,164
1/10             11,063                    13,097                10,869
1/11             12,951                    13,760                13,282
1/12             12,849                    14,952                13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


34     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If          If
 Period                                  Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                                5.17%       5.17%
 5 Years                                  0.66        0.66
 1 Year                                  -0.92       -0.92
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross       Net
--------------------------------------------------------------------------------
                                          1.17%       1.17%
--------------------------------------------------------------------------------

 * Inception date of Class A shares.

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5 Million Investment

            Pioneer Ibbotson          Barclays Capital      Standard & Poor's
         Growth Allocation Fund     Aggregate Bond Index        500 Index
8/04          $5,000,000                $5,000,000             $5,000,000
1/05           5,445,191                 5,093,214              5,385,996
1/06           6,229,118                 5,184,668              5,944,800
1/07           6,909,821                 5,406,815              6,806,734
1/08           6,837,697                 5,883,059              6,649,311
1/09           4,505,503                 6,035,316              4,081,785
1/10           6,093,772                 6,548,703              5,434,386
1/11           7,207,346                 6,880,102              6,640,908
1/12           7,141,078                 7,476,066              6,919,262

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     35

Portfolio Summary | 1/31/12
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity          90%
Fixed Income    10%

International Equities                      21.00%
--------------------------------------------------
Large Cap Growth                            19.00
--------------------------------------------------
Large Cap Value                             19.00
--------------------------------------------------
Mid/Small Cap Growth                        10.50
--------------------------------------------------
Mid/Small Cap Value                         10.50
--------------------------------------------------
Domestic Corporate Bonds                     7.00
--------------------------------------------------
Real Estate Investment Trust (REIT)          5.00
--------------------------------------------------
Emerging Markets                             5.00
--------------------------------------------------
Short Term Bond                              3.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
----------------------------------------------------------------------------------------------------------------
U.S. Stocks                                                International Stocks
----------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y               10.59%    Pioneer International Value Fund Class Y       13.95%
----------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y           6.44     Pioneer Global Equity Fund Class Y              8.74
----------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                              6.12     Pioneer Emerging Markets Fund Class Y           7.00
----------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                5.11     Bonds
----------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y            4.91     Pioneer Bond Fund Class Y                       6.04%
----------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y           4.70     Pioneer Strategic Income Fund Class Y           1.99
----------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y                 4.50     Pioneer Short Term Income Fund Class Y          1.56
----------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y         4.48
----------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund           3.84
Class Y
----------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y        3.55
----------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                3.33
----------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                     3.15
----------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


36     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 4.54%           3.72%
 5 Years                                 -1.10           -2.26
 1 Year                                  -1.09           -6.76
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                          1.74%           1.74%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson           Barclays Capital      Standard & Poor's
      Aggressive Allocation Fund     Aggregate Bond Index        500 Index
8/04            $ 9,425                   $10,000                $10,000
1/05             10,436                    10,186                 10,772
1/06             12,163                    10,369                 11,890
1/07             13,543                    10,814                 13,613
1/08             13,126                    11,766                 13,299
1/09              7,891                    12,071                  8,164
1/10             10,811                    13,097                 10,869
1/11             12,957                    13,760                 13,282
1/12             12,816                    14,952                 13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     37

Performance Update | 1/31/12                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If         If
 Period                                  Held       Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 3.29%      3.29%
 5 Years                                 -1.88      -1.88
 1 Year                                  -1.82      -5.74
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross      Net
--------------------------------------------------------------------------------
                                          2.60%      2.53%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson           Barclays Capital      Standard & Poor's
      Aggressive Allocation Fund     Aggregate Bond Index        500 Index
8/04          $10,000                      $10,000               $10,000
1/05           10,962                       10,186                10,772
1/06           12,676                       10,369                11,890
1/07           13,990                       10,814                13,613
1/08           13,455                       11,766                13,299
1/09            8,022                       12,071                 8,164
1/10           10,914                       13,097                10,869
1/11           12,961                       13,760                13,282
1/12           12,726                       14,952                13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/13 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


38     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Performance Update | 1/31/12                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If         If
 Period                                  Held       Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 3.53%      3.53%
 5 Years                                 -1.80      -1.80
 1 Year                                  -1.64      -1.64
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross      Net
--------------------------------------------------------------------------------
                                          2.44%      2.44%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

            Pioneer Ibbotson           Barclays Capital      Standard & Poor's
      Aggressive Allocation Fund     Aggregate Bond Index        500 Index
8/04           $10,000                     $10,000               $10,000
1/05            10,841                      10,186                10,772
1/06            12,525                      10,369                11,890
1/07            13,848                      10,814                13,613
1/08            13,342                      11,766                13,299
1/09             7,956                      12,071                 8,164
1/10            10,804                      13,097                10,869
1/11            12,858                      13,760                13,282
1/12            12,647                      14,952                13,839

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     39

Performance Update | 1/31/12                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of January 31, 2012)
--------------------------------------------------------------------------------

                                         If          If
 Period                                  Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                                4.83%       4.83%
 5 Years                                 -0.82       -0.82
 1 Year                                  -1.39       -1.39
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
--------------------------------------------------------------------------------
                                         Gross       Net
--------------------------------------------------------------------------------
                                          1.35%       1.35%
--------------------------------------------------------------------------------

 * Inception date of Class A shares.

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5 Million Investment

            Pioneer Ibbotson           Barclays Capital      Standard & Poor's
      Aggressive Allocation Fund     Aggregate Bond Index        500 Index
8/04           $5,000,000                $5,000,000              $5,000,000
1/05            5,538,679                 5,093,214               5,385,996
1/06            6,482,157                 5,184,668               5,944,800
1/07            7,229,275                 5,406,815               6,806,734
1/08            7,093,685                 5,883,059               6,649,311
1/09            4,260,465                 6,035,316               4,081,785
1/10            5,852,453                 6,548,703               5,434,386
1/11            7,037,069                 6,880,102               6,640,908
1/12            6,939,269                 7,476,066               6,919,262

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


40     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 94.1%
                 PIONEER FUNDS* -- 94.1%
   260,003       Pioneer Absolute Return Credit Fund Class Y         $ 2,483,024
 1,379,536       Pioneer Bond Fund Class Y                            13,202,158
    69,954       Pioneer Cullen Value Fund Class Y                     1,240,288
   133,407       Pioneer Disciplined Growth Fund Class Y               1,287,380
   225,879       Pioneer Disciplined Value Fund Class Y                1,865,759
    24,139       Pioneer Emerging Markets Fund Class Y                   633,640
    45,285       Pioneer Equity Income Fund Class Y                    1,242,166
    91,016       Pioneer Floating Rate Fund Class Y                      621,638
    61,408       Pioneer Fund Class Y                                  2,490,699
   102,559       Pioneer Fundamental Growth Fund Class Y               1,245,061
   109,951       Pioneer Global Aggregate Bond Fund Class Y            1,243,551
   198,218       Pioneer Global Equity Fund Class Y                    1,875,138
   371,934       Pioneer Global High Yield Fund Class Y                3,600,322
    21,672       Pioneer Growth Opportunities Fund Class Y               631,088
   221,324       Pioneer High Yield Fund Class Y                       2,195,538
   170,618       Pioneer International Value Fund Class Y              3,135,960
    57,791       Pioneer Mid Cap Value Fund Class Y                    1,253,479
    61,723       Pioneer Multi-Asset Floating Rate Fund Class Y          616,613
        53       Pioneer Real Estate Shares Class Y                        1,216
   124,364       Pioneer Research Fund Class Y                         1,248,611
    33,108       Pioneer Select Mid Cap Growth Fund Class Y              625,413
 1,229,357       Pioneer Short Term Income Fund Class Y               11,814,116
   400,900       Pioneer Strategic Income Fund Class Y                 4,349,769
--------------------------------------------------------------------------------
                 TOTAL MUTUAL FUNDS
                 (Cost $53,590,166)                                  $58,902,627
--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENT -- 6.5%
                 TIME DEPOSIT -- 6.5%
$4,054,451       Citibank London, 0.03%, 2/1/12                      $ 4,054,451
--------------------------------------------------------------------------------
                 TOTAL TIME DEPOSIT
                 (Cost $4,054,451)                                   $ 4,054,451
--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 100.6%
                 (Cost $57,644,617) (a)                              $62,957,078
                 OTHER ASSETS AND LIABILITIES -- (0.6)%              $  (387,031)
--------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                          $62,570,047
================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     41

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund (continued)

(a) At January 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $58,619,996 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $5,375,090
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (1,038,008)
                                                                                   ----------
       Net unrealized gain                                                         $4,337,082
                                                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2012 aggregated $8,526,440 and $8,721,972, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level
3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                               Level 1          Level 2         Level 3       Total
-----------------------------------------------------------------------------------------
 Mutual Funds                  $58,902,627      $       --      $--           $58,902,627
 Temporary Cash Investment              --       4,054,451       --             4,054,451
-----------------------------------------------------------------------------------------
 Total                         $58,902,627      $4,054,451      $--           $62,957,078
=========================================================================================

The accompanying notes are an integral part of these financial statements.


42     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

---------------------------------------------------------------------------------
Shares                                                               Value
---------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 96.4%
                 PIONEER FUNDS* -- 96.4%
   488,115       Pioneer Absolute Return Credit Fund Class Y         $  4,661,497
 2,706,679       Pioneer Bond Fund Class Y                             25,902,923
   455,750       Pioneer Cullen Value Fund Class Y                      8,080,451
   856,716       Pioneer Disciplined Growth Fund Class Y                8,267,306
 1,027,687       Pioneer Disciplined Value Fund Class Y                 8,488,694
   288,436       Pioneer Emerging Markets Fund Class Y                  7,571,446
   197,267       Pioneer Equity Income Fund Class Y                     5,411,045
   280,799       Pioneer Fund Class Y                                  11,389,189
   679,884       Pioneer Fundamental Growth Fund Class Y                8,253,789
   238,071       Pioneer Global Aggregate Bond Fund Class Y             2,692,581
 1,393,259       Pioneer Global Equity Fund Class Y                    13,180,226
   696,582       Pioneer Global High Yield Fund Class Y                 6,742,915
   214,132       Pioneer Growth Opportunities Fund Class Y              6,235,514
   358,618       Pioneer High Yield Fund Class Y                        3,557,493
   800,496       Pioneer International Value Fund Class Y              14,713,124
   511,043       Pioneer Mid Cap Value Fund Class Y                    11,084,517
   122,672       Pioneer Multi-Asset Floating Rate Fund Class Y         1,225,494
   202,720       Pioneer Oak Ridge Small Cap Growth Fund Class Y        5,951,848
   102,091       Pioneer Real Estate Shares Class Y                     2,359,314
   414,699       Pioneer Research Fund Class Y                          4,163,580
   221,043       Pioneer Select Mid Cap Growth Fund Class Y             4,175,504
 2,417,868       Pioneer Short Term Income Fund Class Y                23,235,712
   362,686       Pioneer Strategic Income Fund Class Y                  3,935,141
---------------------------------------------------------------------------------
                 TOTAL MUTUAL FUNDS
                 (Cost $167,490,173)                                 $191,279,303
---------------------------------------------------------------------------------
Principal
Amount
---------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENT -- 3.4%
                 TIME DEPOSIT -- 3.4%
$6,719,092       Citibank London, 0.03%, 2/1/12                      $  6,719,092
---------------------------------------------------------------------------------
                 TOTAL TIME DEPOSIT
                 (Cost $6,719,092)                                   $  6,719,092
---------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 99.8%
                 (Cost $174,209,265) (a)                             $197,998,395
---------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- 0.2%                $    441,539
---------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                          $198,439,934
=================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.
   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     43

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund (continued)

(a) At January 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $177,459,152 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $23,871,255
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (3,332,012)
                                                                                   -----------
       Net unrealized gain                                                         $20,539,243
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2012 aggregated $11,561,819 and $25,490,725, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level
3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------
                               Level 1           Level 2         Level 3       Total
-------------------------------------------------------------------------------------------
 Mutual Funds                  $191,279,303      $       --      $--           $191,279,303
 Temporary Cash Investment               --       6,719,092       --              6,719,092
-------------------------------------------------------------------------------------------
 Total                         $191,279,303      $6,719,092      $--           $197,998,395
===========================================================================================

The accompanying notes are an integral part of these financial statements.


44     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Growth Allocation Fund

----------------------------------------------------------------------------------
Shares                                                                Value
----------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 99.0%
                 PIONEER FUNDS* -- 99.0%
 2,121,718       Pioneer Bond Fund Class Y                            $ 20,304,837
   543,019       Pioneer Cullen Value Fund Class Y                       9,627,735
 1,114,458       Pioneer Disciplined Growth Fund Class Y                10,754,519
 1,276,470       Pioneer Disciplined Value Fund Class Y                 10,543,639
   433,945       Pioneer Emerging Markets Fund Class Y                  11,391,060
   316,552       Pioneer Equity Income Fund Class Y                      8,683,033
   330,117       Pioneer Fund Class Y                                   13,389,562
 1,084,543       Pioneer Fundamental Growth Fund Class Y                13,166,353
   295,964       Pioneer Global Aggregate Bond Fund Class Y              3,347,356
 1,700,342       Pioneer Global Equity Fund Class Y                     16,085,232
   449,108       Pioneer Global High Yield Fund Class Y                  4,347,367
   290,648       Pioneer Growth Opportunities Fund Class Y               8,463,660
   171,715       Pioneer High Yield Fund Class Y                         1,703,410
       660       Pioneer Independence Fund Class Y                           7,799
 1,130,619       Pioneer International Value Fund Class Y               20,780,770
   692,545       Pioneer Mid Cap Value Fund Class Y                     15,021,305
       597       Pioneer Oak Ridge Large Cap Growth Fund Class Y             7,664
   213,196       Pioneer Oak Ridge Small Cap Growth Fund Class Y         6,259,437
   219,052       Pioneer Real Estate Shares Class Y                      5,062,301
   672,080       Pioneer Research Fund Class Y                           6,747,684
   284,853       Pioneer Select Mid Cap Growth Fund Class Y              5,380,877
 1,733,701       Pioneer Short Term Income Fund Class Y                 16,660,862
   388,917       Pioneer Strategic Income Fund Class Y                   4,219,751
       641       Pioneer Value Fund Class Y                                  7,252
----------------------------------------------------------------------------------
                      TOTAL MUTUAL FUNDS
                      (Cost $184,008,109)                             $211,963,465
----------------------------------------------------------------------------------
Principal
Amount
----------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENT -- 1.1%
                 TIME DEPOSIT -- 1.1%
$2,299,153       HSBC Bank Grand Cayman, 0.03%, 2/1/12                $  2,299,153
----------------------------------------------------------------------------------
                 TOTAL TIME DEPOSIT
                 (Cost $2,299,153)                                    $  2,299,153
----------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 100.1%
                 (Cost $186,307,262) (a)                              $214,262,618
----------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (0.1)%               $   (121,713)
----------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                           $214,140,905
==================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     45

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Growth Allocation Fund (continued)

(a) At January 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $188,230,889 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $27,955,356
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (1,923,627)
                                                                                   -----------
       Net unrealized gain                                                         $26,031,729
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2012 aggregated $9,582,416 and $14,624,878, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level
3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------
                               Level 1           Level 2         Level 3       Total
-------------------------------------------------------------------------------------------
 Mutual Funds                  $211,963,465      $       --      $--           $211,963,465
 Temporary Cash Investment               --       2,299,153       --              2,299,153
-------------------------------------------------------------------------------------------
 Total                         $211,963,465      $2,299,153      $--           $214,262,618
===========================================================================================

The accompanying notes are an integral part of these financial statements.


46     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

---------------------------------------------------------------------------------
Shares                                                               Value
---------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 99.3%
                 PIONEER FUNDS* -- 99.3%
   755,095       Pioneer Bond Fund Class Y                           $  7,226,257
   303,303       Pioneer Cullen Value Fund Class Y                      5,377,554
   582,650       Pioneer Disciplined Growth Fund Class Y                5,622,573
   710,814       Pioneer Disciplined Value Fund Class Y                 5,871,324
   318,925       Pioneer Emerging Markets Fund Class Y                  8,371,787
   222,971       Pioneer Equity Income Fund Class Y                     6,116,095
   180,591       Pioneer Fund Class Y                                   7,324,766
   633,978       Pioneer Fundamental Growth Fund Class Y                7,696,488
 1,105,228       Pioneer Global Equity Fund Class Y                    10,455,456
   183,960       Pioneer Growth Opportunities Fund Class Y              5,356,925
   907,651       Pioneer International Value Fund Class Y              16,682,629
   583,706       Pioneer Mid Cap Value Fund Class Y                    12,660,573
   156,193       Pioneer Oak Ridge Small Cap Growth Fund Class Y        4,585,835
   172,410       Pioneer Real Estate Shares Class Y                     3,984,391
   375,239       Pioneer Research Fund Class Y                          3,767,397
   224,772       Pioneer Select Mid Cap Growth Fund Class Y             4,245,952
   194,124       Pioneer Short Term Income Fund Class Y                 1,865,527
   219,457       Pioneer Strategic Income Fund Class Y                  2,381,103
---------------------------------------------------------------------------------
                 TOTAL MUTUAL FUNDS
                 (Cost $100,554,325)                                 $119,592,632
---------------------------------------------------------------------------------
Principal
Amount
---------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENT -- 0.6%
                 TIME DEPOSIT -- 0.6%
$  665,798       Citibank London, 0.03%, 2/1/12                      $    665,798
---------------------------------------------------------------------------------
                 TOTAL TIME DEPOSIT
                 (Cost $665,798)                                     $    665,798
---------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 99.9%
                 (Cost $101,220,123) (a)                             $120,258,430
---------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- 0.1%                $    178,730
---------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                          $120,437,160
=================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $103,042,990 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $19,038,307
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (1,822,867)
                                                                                   -----------
       Net unrealized gain                                                         $17,215,440
                                                                                   ===========

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     47

Schedule of Investments | 1/31/12 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2012 aggregated $5,185,829 and $9,587,862, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level
3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                               Level 1           Level 2       Level 3       Total
-----------------------------------------------------------------------------------------
 Mutual Funds                  $119,592,632      $     --      $--           $119,592,632
 Temporary Cash Investment               --       665,798       --                665,798
-----------------------------------------------------------------------------------------
 Total                         $119,592,632      $665,798      $--           $120,258,430
=========================================================================================

The accompanying notes are an integral part of these financial statements.


48     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Statements of Assets and Liabilities | 1/31/12 (unaudited)

------------------------------------------------------------------------------------------------------
                                             Conservative   Moderate       Growth         Aggressive
                                             Allocation     Allocation     Allocation     Allocation
                                             Fund           Fund           Fund           Fund
------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated    $62,957,078    $197,998,395   $214,262,618   $120,258,430
   issuers, at value (at cost $57,644,617,
   $174,209,265, $186,307,262 and
   $101,220,123, respectively)
  Receivables for:
   Investment Funds sold                              --         303,012        380,350        207,560
   Capital stock sold                             40,996         139,901        146,305        135,559
   Dividends                                     151,924         273,134        188,709         42,773
   Due from Pioneer Investment                        --             825          1,408            351
     Management, Inc.
   Other assets                                   29,500          33,238         40,163         41,129
------------------------------------------------------------------------------------------------------
     Total assets                            $63,179,498    $198,748,505   $215,019,553   $120,685,802
------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Investments Funds purchased               $   406,106    $         --   $         --   $      3,824
   Capital stock redeemed                        129,237          98,379        639,901         96,319
  Due to affiliates                               39,840         149,302        165,124         90,058
  Due to Pioneer Investment                          969              --             --             --
   Management, Inc.
  Due to custodian                                    --             376             66              3
  Accrued expenses and other liabilities          33,299          60,514         73,557         58,438
------------------------------------------------------------------------------------------------------
     Total liabilities                       $   609,451    $    308,571   $    878,648   $    248,642
------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                            $62,304,854    $214,805,910   $236,333,196   $138,495,603
  Undistributed net investment income            224,894       2,137,041      1,880,998        847,729
  Accumulated net realized loss on            (5,272,162)    (42,292,147)   (52,028,645)   (37,944,479)
   investments
  Net unrealized gain on investments           5,312,461      23,789,130     27,955,356     19,038,307
------------------------------------------------------------------------------------------------------
     Total net assets                        $62,570,047    $198,439,934   $214,140,905   $120,437,160
------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares               $41,740,624    $118,341,943   $136,150,830   $ 86,743,496
  Net Assets of Class B shares               $ 4,721,880    $ 21,186,384   $ 29,757,810   $ 14,711,340
  Net Assets of Class C shares               $16,037,066    $ 51,606,427   $ 46,164,114   $ 17,811,649
  Net Assets of Class Y shares               $    70,477    $  7,305,180   $  2,068,151   $  1,170,675
  Class A Shares outstanding                   3,968,037      11,437,636     12,761,889      8,177,901
  Class B Shares outstanding                     456,715       2,126,916      3,138,022      1,472,651
  Class C Shares outstanding                   1,562,062       5,321,505      4,555,889      1,761,388
  Class Y Shares outstanding                       6,970         699,269        190,430        110,023
  Net Asset Value -- Class A share           $     10.52    $      10.35   $      10.67   $      10.61
  Net Asset Value -- Class B share           $     10.34    $       9.96   $       9.48   $       9.99
  Net Asset Value -- Class C share           $     10.27    $       9.70   $      10.13   $      10.11
  Net Asset Value -- Class Y share           $     10.11    $      10.45   $      10.86   $      10.64
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset value
   per share)                                $     11.16    $      10.98   $      11.32   $      11.25
======================================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     49

Statements of Operations (unaudited)

For the Six Months Ended 1/31/12

----------------------------------------------------------------------------------------------------------------
                                            Conservative      Moderate           Growth              Aggressive
                                            Allocation        Allocation         Allocation          Allocation
                                            Fund              Fund               Fund                Fund
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                       $ 1,188,567         $ 3,080,033       $  2,937,509       $ 1,464,541
  Interest                                          458                 599                114                62
----------------------------------------------------------------------------------------------------------------
     Total Investment Income                $ 1,189,025         $ 3,080,632       $  2,937,623       $ 1,464,603
----------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                           $    39,504         $   127,340       $    134,561       $    76,214
  Transfer agent fees
   Class A                                       18,983              74,051            122,867            96,104
   Class B                                        5,009              28,947             49,130            28,515
   Class C                                        6,616              19,840             26,762            14,386
   Class Y                                           71                 289                394               347
  Distribution fees
   Class A                                       50,792             146,243            162,427           104,774
   Class B                                       24,390             112,260            153,630            75,374
   Class C                                       75,956             245,738            222,240            85,927
  Shareholder communications expense             13,382              65,798             64,471            39,098
  Administrative fees                             7,293              23,509             24,842            14,070
  Custodian fees                                 14,415              46,554             50,488            30,467
  Registration fees                              27,599              27,684             27,386            26,698
  Professional fees                              25,850              25,082             24,981            25,738
  Printing fees                                   3,862               3,109              2,219             2,202
  Fees and expenses of nonaffiliated
   Trustees                                       3,211               3,393              3,434             3,491
  Insurance expense                                  --                  92                 97                56
  Miscellaneous                                     908               1,032              1,084               981
----------------------------------------------------------------------------------------------------------------
   Total expenses                           $   317,841         $   950,961       $  1,071,013       $   624,442
   Less fees waived and expenses
     reimbursed by Pioneer Investment
     Management, Inc.                            (1,733)             (7,669)           (13,622)           (8,395)
----------------------------------------------------------------------------------------------------------------
   Net expenses                             $   316,108         $   943,292       $  1,057,391       $   616,047
----------------------------------------------------------------------------------------------------------------
     Net investment income                  $   872,917         $ 2,137,340       $  1,880,232       $   848,556
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments   $   (58,594)        $   238,555       $    128,304       $   681,893
  Realized gain on distributions from
   investment company shares                    416,852           2,258,434          2,762,766         1,595,422
----------------------------------------------------------------------------------------------------------------
                                            $   358,258         $ 2,496,989       $  2,891,070       $ 2,277,315
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized loss on
   investments                              $(1,466,897)        $(9,088,740)      $(10,228,016)      $(7,489,579)
----------------------------------------------------------------------------------------------------------------
  Net loss on investments                   $(1,108,639)        $(6,591,751)      $ (7,336,946)      $(5,212,264)
----------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting
   from operations                          $  (235,722)        $(4,454,411)      $ (5,456,714)      $(4,363,708)
================================================================================================================

The accompanying notes are an integral part of these financial statements.


50     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------
                                             Conservative                           Moderate
                                            Allocation Fund                      Allocation Fund
                                      ----------------------------       -------------------------------
                                      Six Months                         Six Months
                                      Ended            Year              Ended              Year
                                      1/31/12          Ended             1/31/12            Ended
                                      (unaudited)      7/31/11           (unaudited)        7/31/11
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                 $   872,917      $ 1,354,057       $  2,137,340       $  2,985,325
Net realized gain on investments          358,258          548,792          2,496,989          1,885,919
Change in net unrealized gain (loss)
  on investments                       (1,466,897)       3,169,079         (9,088,740)        21,125,168
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations                       $  (235,722)     $ 5,071,928       $ (4,454,411)      $ 25,996,412
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.31, $0.25, $0.24
     and $0.18, respectively)         $(1,183,335)     $  (946,240)      $ (2,675,027)      $ (2,332,515)
   Class B ($0.20, $0.19, $0.11
     and $0.09, respectively)             (91,836)        (109,108)          (244,751)          (277,023)
   Class C ($0.23, $0.21, $0.18
     and $0.13, respectively)            (352,605)        (308,923)          (951,582)          (638,047)
   Class Y ($0.23, $0.27, $0.29
     and $0.22, respectively)              (1,682)          (3,336)          (195,125)          (182,103)
--------------------------------------------------------------------------------------------------------
   Total distributions to
     shareowners                      $(1,629,458)     $(1,367,607)      $ (4,066,485)      $ (3,429,688)
--------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange
  of shares                           $ 9,535,079      $19,040,678       $ 18,056,526       $ 40,905,592
Reinvestment of distributions           1,491,325        1,243,095          3,714,445          3,160,706
Cost of shares repurchased             (9,899,677)     (17,062,314)       (33,269,421)       (58,487,012)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund
     share transactions                 1,126,727        3,221,459        (11,498,450)       (14,420,714)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets                       $  (738,453)     $ 6,925,780       $(20,019,346)      $  8,146,010
NET ASSETS:
Beginning of period                    63,308,500       56,382,720        218,459,280        210,313,270
--------------------------------------------------------------------------------------------------------
End of period                         $62,570,047      $63,308,500       $198,439,934       $218,459,280
--------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                       $   224,894      $   981,435       $  2,137,041       $  4,066,186
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     51

---------------------------------------------------------------------------------------------------------
                                                  Growth                            Aggressive
                                              Allocation Fund                     Allocation Fund
                                      ------------------------------      -------------------------------
                                      Six Months                          Six Months
                                      Ended             Year              Ended              Year
                                      1/31/12           Ended             1/31/12            Ended
                                      (unaudited)       7/31/11           (unaudited)        7/31/11
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                 $  1,880,232      $  1,894,556      $    848,556       $    437,246
Net realized gain on investments         2,891,070         1,758,644         2,277,315          1,736,243
Change in net unrealized gain (loss)
  on investments                       (10,228,016)       26,432,617        (7,489,579)        17,502,218
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets resulting from
     operations                       $ (5,456,714)     $ 30,085,817      $ (4,363,708)      $ 19,675,707
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.19, $0.13, $0.13
     and $0.06, respectively)         $ (2,327,559)     $ (1,626,115)     $ (1,026,414)      $   (500,463)
   Class B ($0.08, $0.04, $0.01
     and $0.00, respectively)             (254,128)         (167,885)          (21,009)                --
   Class C ($0.11, $0.06, $0.05
     and $0.00, respectively)             (512,265)         (292,192)          (84,457)                --
   Class Y ($0.23, $0.16, $0.16
     and $0.10, respectively)              (41,853)          (37,705)          (17,652)           (19,832)
---------------------------------------------------------------------------------------------------------
   Total distributions to
     shareowners                      $ (3,135,805)     $ (2,123,897)     $ (1,149,532)      $   (520,295)
---------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange
  of shares                           $ 16,236,087      $ 37,090,561      $  9,595,984       $ 19,624,036
Reinvestment of distributions            2,989,837         2,024,851         1,113,004            502,848
Cost of shares repurchased             (23,572,050)      (50,928,001)      (15,489,731)       (33,324,579)
---------------------------------------------------------------------------------------------------------
   Net decrease in net
     assets resulting from Fund
     share transactions                 (4,346,126)      (11,812,589)       (4,780,743)       (13,197,695)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets                       $(12,938,645)     $ 16,149,331      $(10,293,983)      $  5,957,717
NET ASSETS:
Beginning of period                    227,079,550       210,930,219       130,731,143        124,773,426
---------------------------------------------------------------------------------------------------------
End of period                         $214,140,905      $227,079,550      $120,437,160       $130,731,143
---------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                       $  1,880,998      $  3,136,571      $    847,729       $  1,148,705
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


52     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

--------------------------------------------------------------------------------------------------
                                                     Conservative Allocation Fund
                                     -------------------------------------------------------------
                                     '12 Shares   '12 Amount          '11 Shares      '11 Amount
--------------------------------------------------------------------------------------------------
Class A
Shares sold                           601,867     $6,306,476          1,191,261       $ 12,701,147
Reinvestment of distributions         111,770      1,145,640             86,115            907,650
Less shares repurchased              (696,828)    (7,272,753)          (856,446)        (9,160,449)
--------------------------------------------------------------------------------------------------
   Net increase                        16,809     $  179,363            420,930       $  4,448,348
==================================================================================================
Class B
Shares sold or exchanged               47,462     $  485,785             51,466       $    539,421
Reinvestment of distributions           8,525         85,929              9,721            100,614
Less shares repurchased               (97,460)      (993,147)          (184,748)        (1,937,126)
--------------------------------------------------------------------------------------------------
   Net decrease                       (41,473)    $ (421,433)          (123,561)      $ (1,297,091)
==================================================================================================
Class C
Shares sold                           269,417     $2,735,629            551,459       $  5,732,562
Reinvestment of distributions          25,942        259,679             22,799            234,831
Less shares repurchased              (159,886)    (1,626,559)          (559,199)        (5,843,541)
--------------------------------------------------------------------------------------------------
   Net increase                       135,473     $1,368,749             15,059       $    123,852
==================================================================================================
Class Y
Shares sold                               719     $    7,189              6,658       $     67,548
Reinvestment of distributions               8             77                 --                 --
Less shares repurchased                  (716)        (7,218)           (11,872)          (121,198)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)                 11     $       48             (5,214)      $    (53,650)
==================================================================================================

                                                         Moderate Allocation Fund
                                     ----------------------------------------------------------------
                                     '12 Shares     '12 Amount            '11 Shares     '11 Amount
Class A
Shares sold                           1,050,152     $10,596,794            2,398,943     $ 25,138,515
Reinvestment of distributions           263,641       2,628,501              220,770        2,300,415
Less shares repurchased              (2,179,939)    (21,640,404)          (3,262,073)     (34,179,243)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (866,146)    $(8,415,109)            (642,360)    $ (6,740,313)
=====================================================================================================
Class B
Shares sold or exchanged                 32,256     $   311,890               82,144     $    825,363
Reinvestment of distributions            24,677         236,900               26,455          264,552
Less shares repurchased                (479,444)     (4,600,968)          (1,140,012)     (11,447,131)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (422,511)    $(4,052,178)          (1,031,413)    $(10,357,216)
=====================================================================================================
Class C
Shares sold                             643,142     $ 6,101,834            1,427,314     $ 14,089,701
Reinvestment of distributions            77,566         725,245               50,525          495,149
Less shares repurchased                (570,781)     (5,397,376)          (1,113,590)     (10,973,834)
-----------------------------------------------------------------------------------------------------
   Net increase                         149,927     $ 1,429,703              364,249     $  3,611,016
=====================================================================================================
Class Y
Shares sold                             103,208     $ 1,046,008               81,079     $    852,013
Reinvestment of distributions            12,306         123,799                9,553          100,590
Less shares repurchased                (157,938)     (1,630,673)            (177,633)      (1,886,804)
-----------------------------------------------------------------------------------------------------
   Net decrease                         (42,424)    $  (460,866)             (87,001)    $   (934,201)
=====================================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     53

----------------------------------------------------------------------------------------------------
                                                         Growth Allocation Fund
                                     ---------------------------------------------------------------
                                     '12 Shares     '12 Amount            '11 Shares     '11 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,040,423     $10,705,359            2,255,820     $24,338,181
Reinvestment of distributions           225,656       2,306,210              149,229       1,604,208
Less shares repurchased              (1,215,258)    (12,420,505)          (2,533,543)    (27,279,172)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)               50,821     $   591,064             (128,494)    $(1,336,783)
====================================================================================================
Class B
Shares sold or exchanged                 16,886     $   153,508              110,430     $ 1,050,971
Reinvestment of distributions            27,418         249,232               17,160         163,710
Less shares repurchased                (534,821)     (4,846,768)          (1,117,998)    (10,682,043)
----------------------------------------------------------------------------------------------------
   Net decrease                        (490,517)    $(4,444,028)            (990,408)    $(9,467,362)
====================================================================================================
Class C
Shares sold                             477,613     $ 4,646,866            1,074,355     $11,038,856
Reinvestment of distributions            41,730         405,618               23,184         236,944
Less shares repurchased                (589,262)     (5,723,307)          (1,122,998)    (11,422,747)
----------------------------------------------------------------------------------------------------
   Net decrease                         (69,919)    $  (670,823)             (25,459)    $  (146,947)
====================================================================================================
Class Y
Shares sold                              70,655     $   730,354               61,385     $   662,553
Reinvestment of distributions             2,764          28,777                1,806          19,989
Less shares repurchased                 (53,011)       (581,470)            (142,216)     (1,544,039)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)               20,408     $   177,661              (79,025)    $  (861,497)
====================================================================================================


----------------------------------------------------------------------------------------------------
                                                        Aggressive Allocation Fund
                                     ---------------------------------------------------------------
                                     '12 Shares     '12 Amount            '11 Shares     '11 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                             702,078     $ 7,082,388            1,364,955     $14,624,617
Reinvestment of distributions           100,197       1,012,992               46,096         494,158
Less shares repurchased              (1,012,633)    (10,270,023)          (1,963,006)    (20,917,662)
----------------------------------------------------------------------------------------------------
   Net decrease                        (210,358)    $(2,174,643)            (551,955)    $(5,798,887)
====================================================================================================
Class B
Shares sold or exchanged                 14,573     $   141,784               44,875     $   454,912
Reinvestment of distributions             2,120          20,203                   --              --
Less shares repurchased                (248,256)     (2,342,417)            (488,665)     (4,942,961)
----------------------------------------------------------------------------------------------------
   Net decrease                        (231,563)    $(2,180,430)            (443,790)    $(4,488,049)
====================================================================================================
Class C
Shares sold                             222,473     $ 2,137,380              424,130     $ 4,282,098
Reinvestment of distributions             7,021          67,677                   --              --
Less shares repurchased                (267,252)     (2,543,557)            (624,449)     (6,338,664)
----------------------------------------------------------------------------------------------------
   Net decrease                         (37,758)    $  (338,500)            (200,319)    $(2,056,566)
====================================================================================================
Class Y
Shares sold                              23,444     $   234,432               24,498     $   262,409
Reinvestment of distributions             1,196          12,132                  803           8,690
Less shares repurchased                 (31,342)       (333,734)            (101,701)     (1,125,292)
----------------------------------------------------------------------------------------------------
   Net decrease                          (6,702)    $   (87,170)             (76,400)    $  (854,193)
====================================================================================================

The accompanying notes are an integral part of these financial statements.


54     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $ 10.85              $ 10.19
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.16              $  0.26
 Net realized and unrealized gain (loss) on investments                                         (0.18)                0.65
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.02)             $  0.91
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.31)             $ (0.25)
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.31)             $ (0.25)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.33)             $  0.66
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.52              $ 10.85
==========================================================================================================================
Total return*                                                                                   (0.14)%**             9.04%
Ratio of net expenses to average net assets+++                                                   0.78%***             0.78%
Ratio of net investment income to average net assets+++                                          3.13%***             2.47%
Portfolio turnover rate                                                                            15%**                15%
Net assets, end of period (in thousands)                                                      $41,741              $42,882
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.79%***            0.80%
 Net investment income                                                                           3.12%***            2.45%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    0.78%***            0.78%
 Net investment income                                                                           3.13%***            2.47%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $  9.40              $ 10.48
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.25              $  0.39
 Net realized and unrealized gain (loss) on investments                                          0.86                (0.94)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.11              $ (0.55)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.32)             $ (0.31)
 Net realized gain                                                                                 --                (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.32)             $ (0.53)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  0.79              $ (1.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.19              $  9.40
==========================================================================================================================
Total return*                                                                                   11.88%               (4.44)%
Ratio of net expenses to average net assets+++                                                   0.78%                0.78%
Ratio of net investment income to average net assets+++                                          2.55%                4.43%
Portfolio turnover rate                                                                            13%                  53%
Net assets, end of period (in thousands)                                                      $35,986              $25,992
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.84%                1.09%
 Net investment income                                                                           2.49%                4.12%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    0.78%                0.78%
 Net investment income                                                                           2.55%                4.43%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $ 11.28              $ 10.56
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.33              $  0.32
 Net realized and unrealized gain (loss) on investments                                         (0.63)                0.61
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.30)             $  0.93
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.35)             $ (0.19)
 Net realized gain                                                                              (0.15)               (0.02)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.50)             $ (0.21)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.80)             $  0.72
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.48              $ 11.28
==========================================================================================================================
Total return*                                                                                   (2.88)%               8.89%
Ratio of net expenses to average net assets+++                                                   0.78%                0.78%
Ratio of net investment income to average net assets+++                                          2.96%                2.90%
Portfolio turnover rate                                                                            29%                  15%
Net assets, end of period (in thousands)                                                      $26,782              $23,324
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.89%                0.98%
 Net investment income                                                                           2.86%                2.70%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    0.78%                0.78%
 Net investment income                                                                           2.97%                2.90%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


   The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    55

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $10.61               $ 9.99
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.11               $ 0.17
 Net realized and unrealized gain (loss) on investments                                        (0.18)                0.64
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(0.07)              $ 0.81
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.20)              $(0.19)
 Net realized gain                                                                                --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.20)              $(0.19)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(0.27)              $ 0.62
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.34               $10.61
==========================================================================================================================
Total return*                                                                                  (0.59)%**             8.15%
Ratio of net expenses to average net assets+++                                                  1.67%***             1.64%
Ratio of net investment income to average net assets+++                                         2.19%***             1.62%
Portfolio turnover rate                                                                           15%**                15%
Net assets, end of period (in thousands)                                                      $4,722               $5,285
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.67%***             1.64%
 Net investment income                                                                          2.19%***             1.62%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.67%***             1.64%
 Net investment income                                                                          2.19%***             1.62%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $ 9.24               $10.31
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.16               $ 0.31
 Net realized and unrealized gain (loss) on investments                                         0.83                (0.93)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ 0.99               $(0.62)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.24)              $(0.23)
 Net realized gain                                                                                --                (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.24)              $(0.45)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ 0.75               $(1.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 9.99               $ 9.24
==========================================================================================================================
Total return*                                                                                  10.80%               (5.31)%
Ratio of net expenses to average net assets+++                                                  1.68%                1.68%
Ratio of net investment income to average net assets+++                                         1.67%                3.58%
Portfolio turnover rate                                                                           13%                  53%
Net assets, end of period (in thousands)                                                      $6,214               $5,957
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.70%                1.90%
 Net investment income                                                                          1.64%                3.36%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.68%                1.68%
 Net investment income                                                                          1.67%                3.58%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $11.10               $10.44
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.22               $ 0.21
 Net realized and unrealized gain (loss) on investments                                        (0.61)                0.63
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(0.39)              $ 0.84
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.25)              $(0.16)
 Net realized gain                                                                             (0.15)               (0.02)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.40)              $(0.18)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(0.79)              $ 0.66
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.31               $11.10
==========================================================================================================================
Total return*                                                                                  (3.72)%               8.09%
Ratio of net expenses to average net assets+++                                                  1.69%                1.69%
Ratio of net investment income to average net assets+++                                         2.05%                1.91%
Portfolio turnover rate                                                                           29%                  15%
Net assets, end of period (in thousands)                                                      $6,370               $4,729
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.73%                1.91%
 Net investment income                                                                          2.01%                1.69%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.68%                1.68%
 Net investment income                                                                          2.05%                1.92%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


56    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $ 10.56              $  9.96
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.12              $  0.18
 Net realized and unrealized gain (loss) on investments                                         (0.18)                0.63
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.06)             $  0.81
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.23)             $ (0.21)
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.23)             $ (0.21)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.29)             $  0.60
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.27              $ 10.56
==========================================================================================================================
Total return*                                                                                   (0.49)%**             8.18%
Ratio of net expenses to average net assets+++                                                   1.53%***             1.55%
Ratio of net investment income to average net assets+++                                          2.41%***             1.71%
Portfolio turnover rate                                                                            15%**                15%
Net assets, end of period (in thousands)                                                      $16,037              $15,068
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.53%***             1.55%
 Net investment income                                                                           2.41%***             1.71%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.53%***             1.55%
 Net investment income                                                                           2.41%***             1.71%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $  9.21              $ 10.30
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.17              $  0.31
 Net realized and unrealized gain (loss) on investments                                          0.83                (0.95)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.00              $ (0.64)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.25)             $ (0.23)
 Net realized gain                                                                                 --                (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.25)             $ (0.45)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  0.75              $ (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.96              $  9.21
==========================================================================================================================
Total return*                                                                                   10.91%               (5.53)%
Ratio of net expenses to average net assets+++                                                   1.59%                1.68%
Ratio of net investment income to average net assets+++                                          1.73%                3.54%
Portfolio turnover rate                                                                            13%                  53%
Net assets, end of period (in thousands)                                                      $14,063              $11,184
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.59%                1.80%
 Net investment income                                                                           1.73%                3.43%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.59%                1.68%
 Net investment income                                                                           1.73%                3.54%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $ 11.09              $10.44
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.23              $ 0.21
 Net realized and unrealized gain (loss) on investments                                         (0.61)               0.62
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.38)             $ 0.83
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.26)             $(0.16)
 Net realized gain                                                                              (0.15)              (0.02)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.41)             $(0.18)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.79)             $ 0.65
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.30              $11.09
==========================================================================================================================
Total return*                                                                                   (3.63)%              8.00%
Ratio of net expenses to average net assets+++                                                   1.63%               1.68%
Ratio of net investment income to average net assets+++                                          2.10%               1.92%
Portfolio turnover rate                                                                            29%                 15%
Net assets, end of period (in thousands)                                                      $11,132              $9,814
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.63%               1.76%
 Net investment income                                                                           2.10%               1.84%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.63%               1.68%
 Net investment income                                                                           2.11%               1.92%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    57

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $10.41               $ 9.79
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $ 0.11               $ 0.24
 Net realized and unrealized gain (loss) on investments                                        (0.18)                0.65
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(0.07)              $ 0.89
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.23)              $(0.27)
 Net realized gain                                                                                --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.23)              $(0.27)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(0.30)              $ 0.62
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.11               $10.41
==========================================================================================================================
Total return*                                                                                  (0.65)%**             9.18%
Ratio of net expenses to average net assets+++                                                  1.70%***             0.82%
Ratio of net investment income to average net assets+++                                         2.23%***             2.36%
Portfolio turnover rate                                                                           15%**                15%
Net assets, end of period (in thousands)                                                      $   70               $   72
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.70%***             0.82%
 Net investment income (loss)                                                                   2.23%***             2.36%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.70%***             0.82%
 Net investment income (loss)                                                                   2.23%***             2.36%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $ 9.02               $10.50
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $ 0.28               $(0.18)
 Net realized and unrealized gain (loss) on investments                                         0.78                (0.97)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ 1.06               $(1.15)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.29)              $(0.11)
 Net realized gain                                                                                --                (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.29)              $(0.33)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ 0.77               $(1.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 9.79               $ 9.02
==========================================================================================================================
Total return*                                                                                  11.89%              (10.66)%
Ratio of net expenses to average net assets+++                                                  0.63%                7.26%
Ratio of net investment income to average net assets+++                                         2.94%               (2.03)%
Portfolio turnover rate                                                                           13%                  53%
Net assets, end of period (in thousands)                                                      $  119               $    9
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.63%                7.26%
 Net investment income (loss)                                                                   2.94%               (2.03)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.63%                7.26%
 Net investment income (loss)                                                                   2.94%               (2.03)%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                              Conservative Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $11.30               $10.57
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $ 0.28               $ 0.29
 Net realized and unrealized gain (loss) on investments                                        (0.65)                0.65
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(0.37)              $ 0.94
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.28)              $(0.19)
 Net realized gain                                                                             (0.15)               (0.02)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.43)              $(0.21)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(0.80)              $ 0.73
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.50               $11.30
==========================================================================================================================
Total return*                                                                                  (3.42)%               8.91%
Ratio of net expenses to average net assets+++                                                  1.25%                0.90%
Ratio of net investment income to average net assets+++                                         2.50%                2.64%
Portfolio turnover rate                                                                           29%                  15%
Net assets, end of period (in thousands)                                                      $   10               $   11
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.25%                0.90%
 Net investment income (loss)                                                                  (2.50)%               2.64%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.23%                0.88%
 Net investment income (loss)                                                                   2.52%                2.66%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


58    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

---------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              -----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $  10.74             $   9.68
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $   0.12             $   0.17
 Net realized and unrealized gain (loss) on investments                                          (0.27)                1.07
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  (0.15)            $   1.24
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.24)            $  (0.18)
 Net realized gain                                                                                  --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $  (0.24)            $  (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  (0.39)            $   1.06
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  10.35             $  10.74
===========================================================================================================================
Total return*                                                                                    (1.32)%**            12.91%
Ratio of net expenses to average net assets+++                                                    0.71%***             0.71%
Ratio of net investment income to average net assets+++                                           2.42%***             1.59%
Portfolio turnover rate                                                                              6%**                14%
Net assets, end of period (in thousands)                                                      $118,342             $132,166
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.71%***             0.71%
 Net investment income                                                                            2.42%***             1.59%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     0.71%***             0.71%
 Net investment income                                                                            2.42%***             1.59%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              -----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $   8.79             $  10.89
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $   0.16             $   0.27
 Net realized and unrealized gain (loss) on investments                                           1.00                (1.63)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $   1.16             $  (1.36)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.27)            $  (0.13)
 Net realized gain                                                                                  --                (0.61)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $  (0.27)            $  (0.74)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $   0.89             $  (2.10)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   9.68             $   8.79
===========================================================================================================================
Total return*                                                                                    13.26%              (11.20)%
Ratio of net expenses to average net assets+++                                                    0.73%                0.74%
Ratio of net investment income to average net assets+++                                           1.70%                3.20%
Portfolio turnover rate                                                                             10%                  44%
Net assets, end of period (in thousands)                                                      $125,354             $120,786
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.73%                0.76%
 Net investment income                                                                            1.70%                3.18%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     0.73%                0.74%
 Net investment income                                                                            1.70%                3.20%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              -----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $  12.50             $  11.39
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $   0.24             $   0.21
 Net realized and unrealized gain (loss) on investments                                          (1.10)                1.21
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  (0.86)            $   1.42
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.31)            $  (0.28)
 Net realized gain                                                                               (0.44)               (0.03)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $  (0.75)            $  (0.31)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  (1.61)            $   1.11
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  10.89             $  12.50
===========================================================================================================================
Total return*                                                                                    (7.47)%              12.58%
Ratio of net expenses to average net assets+++                                                    0.65%                0.65%
Ratio of net investment income to average net assets+++                                           2.03%                1.75%
Portfolio turnover rate                                                                             21%                  19%
Net assets, end of period (in thousands)                                                      $147,004             $165,090
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.65%                0.65%
 Net investment income                                                                            2.03%                1.75%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     0.65%                0.65%
 Net investment income                                                                            2.03%                1.75%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    59

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $ 10.26              $  9.25
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.08              $  0.08
 Net realized and unrealized gain (loss) on investments                                         (0.27)                1.02
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.19)             $  1.10
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.11)             $ (0.09)
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.11)             $ (0.09)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.30)             $  1.01
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.96              $ 10.26
==========================================================================================================================
Total return*                                                                                   (1.78)%**            11.89%
Ratio of net expenses to average net assets+++                                                   1.52%***             1.52%
Ratio of net investment income to average net assets+++                                          1.56%***             0.83%
Portfolio turnover rate                                                                             6%**                14%
Net assets, end of period (in thousands)                                                      $21,186              $26,166
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.59%***             1.53%
 Net investment income                                                                           1.49%***             0.82%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.52%***             1.52%
 Net investment income                                                                           1.56%***             0.83%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $  8.41              $ 10.39
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.08              $  0.19
 Net realized and unrealized gain (loss) on investments                                          0.96                (1.53)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.04              $ (1.34)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.20)             $ (0.03)
 Net realized gain                                                                                 --                (0.61)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.20)             $ (0.64)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  0.84              $ (1.98)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.25              $  8.41
==========================================================================================================================
Total return*                                                                                   12.39%              (11.81)%
Ratio of net expenses to average net assets+++                                                   1.52%                1.52%
Ratio of net investment income to average net assets+++                                          0.92%                2.44%
Portfolio turnover rate                                                                            10%                  44%
Net assets, end of period (in thousands)                                                      $33,115              $35,197
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.56%                1.63%
 Net investment income                                                                           0.88%                2.33%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.52%                1.52%
 Net investment income                                                                           0.92%                2.44%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $ 11.97              $ 10.92
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.13              $  0.11
 Net realized and unrealized gain (loss) on investments                                         (1.06)                1.16
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.93)             $  1.27
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.21)             $ (0.19)
 Net realized gain                                                                              (0.44)               (0.03)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.65)             $ (0.22)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (1.58)             $  1.05
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.39              $ 11.97
==========================================================================================================================
Total return*                                                                                   (8.32)%              11.70%
Ratio of net expenses to average net assets+++                                                   1.52%                1.50%
Ratio of net investment income to average net assets+++                                          1.16%                0.91%
Portfolio turnover rate                                                                            21%                  19%
Net assets, end of period (in thousands)                                                      $50,515              $60,796
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.52%                1.50%
 Net investment income                                                                           1.16%                0.91%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.51%                1.49%
 Net investment income                                                                           1.17%                0.92%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


60    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $ 10.07              $  9.10
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.09              $  0.09
 Net realized and unrealized gain (loss) on investments                                         (0.28)                1.01
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.19)             $  1.10
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.18)             $ (0.13)
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.18)             $ (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.37)             $  0.97
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.70              $ 10.07
==========================================================================================================================
Total return*                                                                                   (1.78)%**            12.12%
Ratio of net expenses to average net assets+++                                                   1.40%***             1.40%
Ratio of net investment income to average net assets+++                                          1.82%***             0.89%
Portfolio turnover rate                                                                             6%**                14%
Net assets, end of period (in thousands)                                                      $51,606              $52,059
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.40%***             1.40%
 Net investment income                                                                           1.82%***             0.89%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.40%***             1.40%
 Net investment income                                                                           1.82%***             0.89%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $  8.29              $ 10.30
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.09              $  0.19
 Net realized and unrealized gain (loss) on investments                                          0.94                (1.53)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.03              $ (1.34)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.22)             $ (0.06)
 Net realized gain                                                                                 --                (0.61)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.22)             $ (0.67)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  0.81              $ (2.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.10              $  8.29
==========================================================================================================================
Total return*                                                                                   12.43%              (11.85)%
Ratio of net expenses to average net assets+++                                                   1.44%                1.52%
Ratio of net investment income to average net assets+++                                          0.98%                2.44%
Portfolio turnover rate                                                                            10%                  44%
Net assets, end of period (in thousands)                                                      $43,725              $37,513
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.44%                1.52%
 Net investment income                                                                           0.98%                2.44%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.44%                1.52%
 Net investment income                                                                           0.98%                2.44%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $ 11.88              $ 10.85
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.14              $  0.12
 Net realized and unrealized gain (loss) on investments                                         (1.05)                1.15
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.91)             $  1.27
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.23)             $ (0.21)
 Net realized gain                                                                              (0.44)               (0.03)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.67)             $ (0.24)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (1.58)             $  1.03
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.30              $ 11.88
==========================================================================================================================
Total return*                                                                                   (8.19)%              11.83%
Ratio of net expenses to average net assets+++                                                   1.39%                1.39%
Ratio of net investment income to average net assets+++                                          1.28%                1.03%
Portfolio turnover rate                                                                            21%                  19%
Net assets, end of period (in thousands)                                                      $45,594              $47,405
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.39%                1.39%
 Net investment income                                                                           1.28%                1.03%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.39%                1.38%
 Net investment income                                                                           1.28%                1.04%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    61

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $10.88               $ 9.80
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.14               $ 0.21
 Net realized and unrealized gain (loss) on investments                                        (0.28)                1.09
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(0.14)              $ 1.30
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.29)              $(0.22)
 Net realized gain                                                                                --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.29)              $(0.22)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(0.43)              $ 1.08
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.45               $10.88
==========================================================================================================================
Total return*                                                                                  (1.23)%**            13.37%
Ratio of net expenses to average net assets+++                                                  0.34%***             0.32%
Ratio of net investment income to average net assets+++                                         2.75%***             2.00%
Portfolio turnover rate                                                                            6%**                14%
Net assets, end of period (in thousands)                                                      $7,305               $8,069
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.34%***             0.32%
 Net investment income                                                                          2.75%***             2.00%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.34%***             0.32%
 Net investment income                                                                          2.75%***             2.00%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $ 8.89               $ 10.94
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.20               $  0.29
 Net realized and unrealized gain (loss) on investments                                         1.02                 (1.55)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ 1.22               $ (1.26)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.31)              $ (0.18)
 Net realized gain                                                                                --                 (0.61)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.31)              $ (0.79)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ 0.91               $ (2.05)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 9.80               $  8.89
==========================================================================================================================
Total return*                                                                                  13.75%               (10.09)%
Ratio of net expenses to average net assets+++                                                  0.33%                 0.33%
Ratio of net investment income to average net assets+++                                         2.10%                 3.59%
Portfolio turnover rate                                                                           10%                   44%
Net assets, end of period (in thousands)                                                      $8,120               $8,015
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.33%                 0.33%
 Net investment income                                                                          2.10%                 3.59%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.33%                 0.33%
 Net investment income                                                                          2.10%                 3.59%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Moderate Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $ 12.55              $ 11.43
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.29              $  0.26
 Net realized and unrealized gain (loss) on investments                                         (1.11)                1.21
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.82)             $  1.47
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.35)             $ (0.32)
 Net realized gain                                                                              (0.44)               (0.03)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.79)             $ (0.35)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (1.61)             $  1.12
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.94              $ 12.55
==========================================================================================================================
Total return*                                                                                   (7.10)%              12.98%
Ratio of net expenses to average net assets+++                                                   0.27%                0.29%
Ratio of net investment income to average net assets+++                                          2.40%                2.09%
Portfolio turnover rate                                                                            21%                  19%
Net assets, end of period (in thousands)                                                      $17,905              $24,046
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.27%                0.29%
 Net investment income                                                                           2.40%                2.09%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    0.27%                0.29%
 Net investment income                                                                           2.40%                2.09%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


62    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  Growth Allocation Fund
                                                                                              -----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
Class A
Net asset value, beginning of period                                                          $  11.09             $   9.77
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $   0.11             $   0.12
 Net realized and unrealized gain (loss) on investments                                          (0.34)                1.33
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  (0.23)            $   1.45
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.19)            $  (0.13)
 Net realized gain                                                                                  --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $  (0.19)            $  (0.13)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  (0.42)            $   1.32
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  10.67             $  11.09
===========================================================================================================================
Total return*                                                                                    (2.04)%**            14.85%
Ratio of net expenses to average net assets+++                                                    0.76%***             0.76%
Ratio of net investment income to average net assets+++                                           2.11%***             1.11%
Portfolio turnover rate                                                                              5%**                12%
Net assets, end of period (in thousands)                                                      $136,151             $140,979
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.76%***             0.76%
 Net investment income                                                                            2.11%***             1.11%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     0.76%***             0.76%
 Net investment income                                                                            2.11%***             1.11%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  Growth Allocation Fund
                                                                                              -----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $   8.74             $  11.50
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $   0.11             $   0.19
 Net realized and unrealized gain (loss) on investments                                           1.10                (2.14)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $   1.21             $  (1.95)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.18)            $  (0.04)
 Net realized gain                                                                                  --                (0.77)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $  (0.18)            $  (0.81)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $   1.03             $  (2.76)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   9.77             $   8.74
===========================================================================================================================
Total return*                                                                                    13.90%              (15.49)%
Ratio of net expenses to average net assets+++                                                    0.79%                0.79%
Ratio of net investment income to average net assets+++                                           1.12%                2.24%
Portfolio turnover rate                                                                             11%                  49%
Net assets, end of period (in thousands)                                                      $125,433             $111,447
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.80%                0.89%
 Net investment income                                                                            1.11%                2.14%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     0.79%                0.79%
 Net investment income                                                                            1.12%                2.24%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  Growth Allocation Fund
                                                                                              -----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $  13.47             $  12.04
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $   0.16             $   0.15
 Net realized and unrealized gain (loss) on investments                                          (1.41)                1.61
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  (1.25)            $   1.76
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.25)            $  (0.23)
 Net realized gain                                                                               (0.47)               (0.10)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $  (0.72)            $  (0.33)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  (1.97)            $   1.43
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  11.50             $  13.47
===========================================================================================================================
Total return*                                                                                    (9.88)%              14.73%
Ratio of net expenses to average net assets+++                                                    0.78%                0.72%
Ratio of net investment income to average net assets+++                                           1.24%                1.09%
Portfolio turnover rate                                                                             20%                  11%
Net assets, end of period (in thousands)                                                      $139,670             $157,453
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.78%                0.72%
 Net investment income                                                                            1.24%                1.09%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     0.77%                0.71%
 Net investment income                                                                            1.25%                1.10%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    63

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $  9.80              $  8.64
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.05              $  0.03
 Net realized and unrealized gain (loss) on investments                                         (0.29)                1.17
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.24)             $  1.20
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.08)             $ (0.04)
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.08)             $ (0.04)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.32)             $  1.16
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.48              $  9.80
==========================================================================================================================
Total return*                                                                                   (2.42)%**            13.90%
Ratio of net expenses to average net assets+++                                                   1.57%* **            1.57%
Ratio of net investment income to average net assets+++                                          1.17%***             0.35%
Portfolio turnover rate                                                                             5%**                12%
Net assets, end of period (in thousands)                                                      $29,758              $35,567
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.66%***             1.61%
 Net investment income                                                                           1.08%***             0.31%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.57%***             1.57%
 Net investment income                                                                           1.17%***             0.35%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
Class B
Net asset value, beginning of period                                                          $  7.75              $ 10.33
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.03              $  0.11
 Net realized and unrealized gain (loss) on investments                                          0.98                (1.92)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.01              $ (1.81)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.12)             $    --
 Net realized gain                                                                                 --                (0.77)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.12)             $ (0.77)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  0.89              $ (2.58)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  8.64              $  7.75
==========================================================================================================================
Total return*                                                                                   13.03%              (16.05)%
Ratio of net expenses to average net assets+++                                                   1.57%                1.57%
Ratio of net investment income to average net assets+++                                          0.36%                1.47%
Portfolio turnover rate                                                                            11%                  49%
Net assets, end of period (in thousands)                                                      $39,902              $43,390
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.66%                1.77%
 Net investment income                                                                           0.27%                1.27%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.57%                1.57%
 Net investment income                                                                           0.36%                1.47%
===========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $ 12.17              $ 10.93
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.05              $  0.03
 Net realized and unrealized gain (loss) on investments                                         (1.28)                1.45
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (1.23)             $  1.48
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.14)             $ (0.14)
 Net realized gain                                                                              (0.47)               (0.10)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.61)             $ (0.24)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (1.84)             $  1.24
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.33              $ 12.17
==========================================================================================================================
Total return*                                                                                  (10.66)%              13.67%
Ratio of net expenses to average net assets+++                                                   1.58%                1.58%
Ratio of net investment income to average net assets+++                                          0.44%                0.23%
Portfolio turnover rate                                                                            20%                  11%
Net assets, end of period (in thousands)                                                      $61,704              $76,095
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.64%                1.60%
 Net investment income                                                                           0.38%                0.21%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.57%                1.57%
 Net investment income                                                                           0.45%                0.24%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


64    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                 Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $ 10.50              $  9.26
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.07              $  0.04
 Net realized and unrealized gain (loss) on investments                                         (0.33)                1.26
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.26)             $  1.30
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.11)             $ (0.06)
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.11)             $ (0.06)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.37)             $  1.24
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.13              $ 10.50
==========================================================================================================================
Total return*                                                                                   (2.39)%**            14.10%
Ratio of net expenses to average net assets+++                                                   1.44%***             1.46%
Ratio of net investment income to average net assets+++                                          1.39%***             0.40%
Portfolio turnover rate                                                                             5%**                12%
Net assets, end of period (in thousands)                                                      $46,164              $48,586
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.44%***             1.46%
 Net investment income                                                                           1.39%***             0.40%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.44%***             1.46%
 Net investment income                                                                           1.39%***             0.40%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $  8.30              $ 10.99
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.04              $  0.11
 Net realized and unrealized gain (loss) on investments                                          1.04                (2.03)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.08              $ (1.92)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.12)             $    --
 Net realized gain                                                                                 --                (0.77)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.12)             $ (0.77)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  0.96              $ (2.69)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.26              $  8.30
==========================================================================================================================
Total return*                                                                                   13.08%              (16.08)%
Ratio of net expenses to average net assets+++                                                   1.51%                1.57%
Ratio of net investment income to average net assets+++                                          0.40%                1.44%
Portfolio turnover rate                                                                            11%                  49%
Net assets, end of period (in thousands)                                                      $43,087              $36,602
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.51%                1.60%
 Net investment income                                                                           0.40%                1.40%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.51%                1.57%
 Net investment income                                                                           0.40%                1.44%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $ 12.90              $ 11.58
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.07              $  0.05
 Net realized and unrealized gain (loss) on investments                                         (1.34)                1.53
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (1.27)             $  1.58
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.17)             $ (0.16)
 Net realized gain                                                                              (0.47)               (0.10)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.64)             $ (0.26)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (1.91)             $  1.32
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.99              $ 12.90
==========================================================================================================================
Total return*                                                                                  (10.43)%              13.75%
Ratio of net expenses to average net assets+++                                                   1.48%                1.44%
Ratio of net investment income to average net assets+++                                          0.54%               0.37%
Portfolio turnover rate                                                                            20%                 11%
Net assets, end of period (in thousands)                                                      $47,898              $52,861
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.48%                1.44%
 Net investment income                                                                           0.54%                0.37%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.47%                1.43%
 Net investment income                                                                           0.54%                0.38%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    65

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $11.45               $10.07
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.14               $ 0.17
 Net realized and unrealized gain (loss) on investments                                        (0.50)                1.37
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(0.36)              $ 1.54
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.23)              $(0.16)
 Net realized gain                                                                                --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.23)              $(0.16)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(0.59)              $ 1.38
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.86               $11.45
==========================================================================================================================
Total return*                                                                                  (3.08)%**            15.39%
Ratio of net expenses to average net assets+++                                                  0.43%***             0.36%
Ratio of net investment income to average net assets+++                                         2.56%***             1.58%
Portfolio turnover rate                                                                            5%**                12%
Net assets, end of period (in thousands)                                                      $2,068               $1,947
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.43%***             0.36%
 Net investment income                                                                          2.56%***             1.58%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.43%***             0.36%
 Net investment income                                                                          2.56%***             1.58%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $ 9.00               $ 11.64
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.15               $  0.20
 Net realized and unrealized gain (loss) on investments                                         1.14                 (1.97)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ 1.29               $ (1.77)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.22)              $ (0.10)
 Net realized gain                                                                                --                 (0.77)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.22)              $ (0.87)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ 1.07               $ (2.64)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.07               $  9.00
==========================================================================================================================
Total return*                                                                                  14.33%               (13.68)%
Ratio of net expenses to average net assets+++                                                  0.39%                 0.39%
Ratio of net investment income to average net assets+++                                         1.54%                 2.44%
Portfolio turnover rate                                                                           11%                   49%
Net assets, end of period (in thousands)                                                      $2,508               $ 1,614
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.39%                 0.39%
 Net investment income                                                                          1.54%                 2.44%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.39%                 0.39%
 Net investment income                                                                          1.54%                 2.44%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $ 13.55              $12.13
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.22               $ 0.19
 Net realized and unrealized gain (loss) on investments                                        (1.36)                1.60
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(1.14)              $ 1.79
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.30)              $(0.27)
 Net realized gain                                                                             (0.47)               (0.10)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.77)              $(0.37)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(1.91)              $ 1.42
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $11.64               $13.55
==========================================================================================================================
Total return*                                                                                  (9.05)%              14.87%
Ratio of net expenses to average net assets+++                                                  0.34%                0.36%
Ratio of net investment income to average net assets+++                                         1.67%                1.40%
Portfolio turnover rate                                                                           20%                  11%
Net assets, end of period (in thousands)                                                      $2,683               $2,956
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.34%                0.36%
 Net investment income                                                                          1.67%                1.40%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.34%                0.36%
 Net investment income                                                                          1.67%                1.40%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


66    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $ 11.07              $  9.56
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.08              $  0.06
 Net realized and unrealized gain (loss) on investments                                         (0.41)                1.51
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.33)             $  1.57
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.13)             $ (0.06)
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.13)             $ (0.06)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.46)             $  1.51
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.61              $ 11.07
==========================================================================================================================
Total return*                                                                                   (2.97)%**            16.42%
Ratio of net expenses to average net assets+++                                                   0.85%***             0.85%
Ratio of net investment income to average net assets+++                                          1.67%***             0.52%
Portfolio turnover rate                                                                             4%**                11%
Net assets, end of period (in thousands)                                                      $86,743              $92,878
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.85%***             0.85%
 Net investment income                                                                           1.67%***             0.52%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    0.85%***             0.85%
 Net investment income                                                                           1.67%***             0.52%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $  8.45              $ 11.85
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.04              $  0.09
 Net realized and unrealized gain (loss) on investments                                          1.16                (2.54)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.20              $ (2.45)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.09)             $    --
 Net realized gain                                                                                 --                (0.95)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.09)             $ (0.95)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  1.11              $ (3.40)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.56              $  8.45
==========================================================================================================================
Total return*                                                                                   14.16%              (19.05)%
Ratio of net expenses to average net assets+++                                                   0.85%                0.85%
Ratio of net investment income to average net assets+++                                          0.44%                1.07%
Portfolio turnover rate                                                                            12%                  55%
Net assets, end of period (in thousands)                                                      $85,488              $79,480
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.88%                1.01%
 Net investment income                                                                           0.41%                0.91%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    0.85%                0.85%
 Net investment income                                                                           0.44%                1.07%
==========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              -----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $  14.20             $  12.39
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $   0.07             $   0.06
 Net realized and unrealized gain (loss) on investments                                          (1.69)                1.97
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  (1.62)            $   2.03
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.23)            $  (0.16)
 Net realized gain                                                                               (0.50)               (0.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $  (0.73)            $  (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  (2.35)            $   1.81
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  11.85             $  14.20
===========================================================================================================================
Total return*                                                                                   (12.03)%              16.41%
Ratio of net expenses to average net assets+++                                                    0.84%                0.82%
Ratio of net investment income to average net assets+++                                           0.54%                0.44%
Portfolio turnover rate                                                                             13%                  18%
Net assets, end of period (in thousands)                                                      $102,941             $114,054
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.84%                0.82%
 Net investment income                                                                            0.54%                0.44%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     0.83%                0.81%
 Net investment income                                                                            0.55%                0.45%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    67

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $ 10.35              $  8.96
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $  0.04              $ (0.02)
 Net realized and unrealized gain (loss) on investments                                         (0.39)                1.41
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.35)             $  1.39
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.01)             $    --
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.01)             $    --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.36)             $  1.39
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.99              $ 10.35
==========================================================================================================================
Total return*                                                                                   (3.34)%**            15.51%
Ratio of net expenses to average net assets+++                                                   1.64%***             1.64%
Ratio of net investment income to average net assets+++                                          0.75%***            (0.21)%
Portfolio turnover rate                                                                             4%**                11%
Net assets, end of period (in thousands)                                                      $14,711              $17,642
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.75%***             1.71%
 Net investment income (loss)                                                                    0.64%***            (0.28)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.64%***             1.64%
 Net investment income (loss)                                                                    0.75%***            (0.21)%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
Class B
Net asset value, beginning of period                                                          $  7.93              $ 11.29
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $ (0.03)             $  0.02
 Net realized and unrealized gain (loss) on investments                                          1.08                (2.43)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.05              $ (2.41)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.02)             $    --
 Net realized gain                                                                                 --                (0.95)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.02)             $ (0.95)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  1.03              $ (3.36)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  8.96              $  7.93
==========================================================================================================================
Total return*                                                                                   13.22%              (19.69)%
Ratio of net expenses to average net assets+++                                                   1.64%                1.64%
Ratio of net investment income to average net assets+++                                         (0.33)%               0.28%
Portfolio turnover rate                                                                            12%                  55%
Net assets, end of period (in thousands)                                                      $19,256              $20,884
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.76%                1.89%
 Net investment income (loss)                                                                   (0.45)%               0.04%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.64%                1.64%
 Net investment income (loss)                                                                   (0.33)%               0.28%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $ 13.55              $ 11.84
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $ (0.03)             $ (0.05)
 Net realized and unrealized gain (loss) on investments                                         (1.61)                1.88
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (1.64)             $  1.83
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.12)             $ (0.06)
 Net realized gain                                                                              (0.50)               (0.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.62)             $ (0.12)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (2.26)             $  1.71
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 11.29              $ 13.55
==========================================================================================================================
Total return*                                                                                  (12.72)%              15.49%
Ratio of net expenses to average net assets+++                                                   1.65%                1.66%
Ratio of net investment income to average net assets+++                                         (0.28)%              (0.39)%
Portfolio turnover rate                                                                            13%                  18%
Net assets, end of period (in thousands)                                                      $30,405              $37,749
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.71%                1.69%
 Net investment income (loss)                                                                   (0.34)%              (0.42)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.64%                1.64%
 Net investment income (loss)                                                                   (0.27)%              (0.38)%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


68    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
Class C
Net asset value, beginning of period                                                          $ 10.50              $  9.08
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $  0.05              $ (0.01)
 Net realized and unrealized gain (loss) on investments                                         (0.39)                1.43
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (0.34)             $  1.42
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.05)             $    --
 Net realized gain                                                                                 --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.05)             $    --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (0.39)             $  1.42
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 10.11              $ 10.50
==========================================================================================================================
Total return*                                                                                   (3.23)%**            15.64%
Ratio of net expenses to average net assets+++                                                   1.55%***             1.55%
Ratio of net investment income to average net assets+++                                          0.94%***            (0.14)%
Portfolio turnover rate                                                                             4%**                11%
Net assets, end of period (in thousands)                                                      $17,812              $18,899
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.55%***             1.55%
 Net investment income (loss)                                                                    0.94%***            (0.14)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.55%***             1.55%
 Net investment income (loss)                                                                    0.94%***            (0.14)%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $  8.04              $ 11.43
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $ (0.03)             $  0.02
 Net realized and unrealized gain (loss) on investments                                          1.10                (2.46)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  1.07              $ (2.44)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.03)             $    --
 Net realized gain                                                                                 --                (0.95)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.03)             $ (0.95)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  1.04              $ (3.39)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  9.08              $  8.04
==========================================================================================================================
Total return*                                                                                   13.25%              (19.71)%
Ratio of net expenses to average net assets+++                                                   1.58%                1.64%
Ratio of net investment income to average net assets+++                                         (0.31)%               0.27%
Portfolio turnover rate                                                                            12%                  55%
Net assets, end of period (in thousands)                                                      $18,161              $17,171
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.58%                1.70%
 Net investment income (loss)                                                                   (0.31)%               0.21%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.58%                1.64%
 Net investment income (loss)                                                                   (0.31)%               0.27%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $ 13.73              $ 12.00
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                             $ (0.02)             $ (0.03)
 Net realized and unrealized gain (loss) on investments                                         (1.62)                1.90
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (1.64)             $  1.87
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.16)             $ (0.08)
 Net realized gain                                                                              (0.50)               (0.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.66)             $ (0.14)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (2.30)             $  1.73
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 11.43              $ 13.73
==========================================================================================================================
Total return*                                                                                  (12.61)%              15.63%
Ratio of net expenses to average net assets+++                                                   1.53%                1.52%
Ratio of net investment income to average net assets+++                                         (0.16)%              (0.26)%
Portfolio turnover rate                                                                            13%                  18%
Net assets, end of period (in thousands)                                                      $22,930              $23,584
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.53%                1.52%
 Net investment income (loss)                                                                   (0.16)%              (0.26)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.52%                1.52%
 Net investment income (loss)                                                                   (0.15)%              (0.26)%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12    69

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Six Months
                                                                                              Ended                Year
                                                                                              1/31/12              Ended
                                                                                              (unaudited)          7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $11.24               $ 9.67
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.11               $ 0.11
 Net realized and unrealized gain (loss) on investments                                        (0.55)                1.56
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $(0.44)              $ 1.67
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.16)              $(0.10)
 Net realized gain                                                                                --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.16)              $(0.10)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $(0.60)              $ 1.57
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $10.64               $11.24
==========================================================================================================================
Total return*                                                                                  (3.85)%**            17.32%
Ratio of net expenses to average net assets+++                                                  0.54%***             0.46%
Ratio of net investment income to average net assets+++                                         2.09%***             0.99%
Portfolio turnover rate                                                                            4%**                11%
Net assets, end of period (in thousands)                                                      $1,171               $1,311
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.54%***             0.46%
 Net investment income                                                                          2.09%***             0.99%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.54%***             0.46%
 Net investment income                                                                          2.09%***             0.99%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/10              7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $ 8.55               $ 12.02
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $ 0.08               $  0.13
 Net realized and unrealized gain (loss) on investments                                         1.16                 (2.65)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ 1.24               $ (2.52)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $(0.12)              $    --
 Net realized gain                                                                                --                 (0.95)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $(0.12)              $ (0.95)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ 1.12               $ (3.47)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 9.67               $  8.55
==========================================================================================================================
Total return*                                                                                  14.49%               (19.35)%
Ratio of net expenses to average net assets+++                                                  0.42%                 0.43%
Ratio of net investment income to average net assets+++                                         0.88%                 1.58%
Portfolio turnover rate                                                                           12%                   55%
Net assets, end of period (in thousands)                                                      $1,868               $ 1,627
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.42%                 0.43%
 Net investment income                                                                          0.88%                 1.58%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.42%                 0.43%
 Net investment income                                                                          0.88%                 1.58%
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggressive Allocation Fund
                                                                                              ----------------------------
                                                                                              Year                 Year
                                                                                              Ended                Ended
                                                                                              7/31/08              7/31/07
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                          $ 14.26              $12.41
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                                    $  0.15              $ 0.14
 Net realized and unrealized gain (loss) on investments                                         (1.60)               1.97
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (1.45)             $ 2.11
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $ (0.29)             $(0.20)
 Net realized gain                                                                              (0.50)              (0.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                            $ (0.79)             $(0.26)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (2.24)             $ 1.85
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 12.02              $14.26
==========================================================================================================================
Total return*                                                                                  (10.83)%             17.10%
Ratio of net expenses to average net assets+++                                                   0.35%               0.39%
Ratio of net investment income to average net assets+++                                          1.06%               1.01%
Portfolio turnover rate                                                                            13%                 18%
Net assets, end of period (in thousands)                                                      $ 3,105              $3,171
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.35%               0.39%
 Net investment income                                                                           1.06%               1.01%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    0.35%               0.39%
 Net investment income                                                                           1.06%               1.01%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.


The accompanying notes are an integral part of these financial statements.


70    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Notes to Financial Statements | 1/31/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Effective as of the close of business on December 31, 2009, the Fund's Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     71
number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


72     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2011 was as follows:

   --------------------------------------------------------------------
                          Ordinary        Long-Term
    Fund                  Income          Capital Gains     Total
   --------------------------------------------------------------------
    Conservative Fund     $1,367,607      $--               $1,367,607
    Moderate Fund          3,429,688       --                3,429,688
    Growth Fund            2,123,897       --                2,123,897
    Aggressive Fund          520,295       --                  520,295

   The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2011:

   ----------------------------------------------------------------------------------------------
                            Undistributed       Undistributed       Net
                            Ordinary            Long-Term           Unrealized
    Fund                    Income              Capital Gains       Gains            Total
   ----------------------------------------------------------------------------------------------
    Conservative Fund       $  981,435          $--                 $ 6,779,358      $ 7,760,793
    Moderate Fund            4,066,186           --                  32,877,870       36,944,056
    Growth Fund              3,134,019           --                  38,183,372       41,317,391
    Aggressive Fund          1,148,705           --                  25,527,886       26,676,591

   The differences between book-basis and tax-basis net unrealized gains are attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A.(UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2012:

   -----------------------------------------------------------------------------
    Fund                                                                Amount
   -----------------------------------------------------------------------------
    Conservative Fund                                                   $12,108
    Moderate Fund                                                       $18,881
    Growth Fund                                                         $30,825
    Aggressive Fund                                                     $20,175

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     73
   among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.


E. Risks

   Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Funds' principal risks.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:


On assets up to $2.5 billion     0.13% on investments in underlying funds managed by Pioneer (and cash); and 0.17% on other investments
On the next $1.5 billion         0.11% on investments in underlying funds managed by Pioneer (and cash); and 0.14% on other investments
On the next $1.5 billion         0.10% on investments in underlying funds managed by Pioneer (and cash); and 0.12% on other investments
On the next $1.5 billion         0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.10% on other investments
Over $7 billion                  0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.09% on other investments

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the six months ended January 31, 2012, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the period ended January 31, 2012 are reflected in the Statement of Operations.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements.


74     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at January 31, 2012:

--------------------------------------------------------------------------------
 Fund                                                                   Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                       $8,550
 Moderate Fund                                                          $27,096
 Growth Fund                                                            $29,261
 Aggressive Fund                                                        $16,472

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2013. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

 -------------------------------------------------------------------------------
 Fund                            Class A             Class B             Class C
 -------------------------------------------------------------------------------
 Conservative Fund               0.78%               1.68%               1.68%
 Moderate Fund                   0.74%               1.52%               1.52%
 Growth Fund                     0.79%               1.57%               1.57%
 Aggressive Fund                 0.85%               1.64%               1.64%


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2012:

--------------------------------------------------------------------------------
 Fund                                                                   Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                       $3,605
 Moderate Fund                                                          $31,329
 Growth Fund                                                            $38,037
 Aggressive Fund                                                        $25,483


4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     75

Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at January 31, 2012.

--------------------------------------------------------------------------------
 Fund                                                                   Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                      $27,685
 Moderate Fund                                                          $90,877
 Growth Fund                                                            $97,826
 Aggressive Fund                                                        $48,103

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the six months ended January 31, 2012, the following CDSCs were paid to
PFD:

--------------------------------------------------------------------------------
 Fund                                                                   Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                       $2,519
 Moderate Fund                                                          $13,980
 Growth Fund                                                             $9,924
 Aggressive Fund                                                         $5,576

5. Transactions in Underlying Funds -- Affiliated Issuers

An affiliated issuer may be considered one in which each Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:


76     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Pioneer Ibbotson Conservative Allocation Fund

----------------------------------------------------------------------------------------------------
                                          Beginning     Acquisitions      Dispositions   Ending
 Underlying Funds (Affiliated)            Shares        Shares            Shares         Shares
----------------------------------------------------------------------------------------------------
 Pioneer Absolute Return Credit Fund         15,337      245,661                (995)        260,003
 Pioneer Bond Fund                        1,466,392      101,743            (188,599)      1,379,536
 Pioneer Cullen Value Fund                   66,843        5,616              (2,505)         69,954
 Pioneer Disciplined Growth Fund            179,265        9,002             (54,860)        133,407
 Pioneer Disciplined Value Fund             277,977       18,920             (71,018)        225,879
 Pioneer Emerging Markets Fund               19,273        5,293                (427)         24,139
 Pioneer Equity Income Fund                  39,653        7,175              (1,543)         45,285
 Pioneer Floating Rate Fund                  91,453        2,209              (2,646)         91,016
 Pioneer Fund                                59,687        4,824              (3,103)         61,408
 Pioneer Fundamental Growth Fund            103,093        3,310              (3,844)        102,559
 Pioneer Global Aggregate Bond Fund          99,971       10,438                (458)        109,951
 Pioneer Global Equity Fund                 188,353       16,891              (7,026)        198,218
 Pioneer Global High Yield Fund             359,271       69,642             (56,979)        371,934
 Pioneer Growth Opportunities Fund           20,505        2,276              (1,109)         21,672
 Pioneer High Yield Fund                    180,699      142,640            (102,015)        221,324
 Pioneer International Value Fund           122,705       50,637              (2,724)        170,618
 Pioneer Mid Cap Value Fund                  54,400        5,579              (2,188)         57,791
 Pioneer Multi-Asset Floating Rate Fund       3,758       58,503                (538)         61,723
 Pioneer Real Estate Shares                  14,335           --             (14,282)             53
 Pioneer Research Fund                      127,269        5,268              (8,173)        124,364
 Pioneer Select Mid Cap Growth Fund          32,343        2,707              (1,942)         33,108
 Pioneer Short Term Income Fund           1,558,396        6,957            (335,996)      1,229,357
 Pioneer Strategic Income Fund              400,208       14,058             (13,366)        400,900

----------------------------------------------------------------------------------------------------
                                          Realized      Capital Gain      Dividend       Ending
 Underlying Funds (Affiliated)            Gain (Loss)   Distributions     Income         Value
----------------------------------------------------------------------------------------------------
 Pioneer Absolute Return Credit Fund      $   (413)     $     --          $   67,621     $ 2,483,024
 Pioneer Bond Fund                          18,421        71,614             342,841      13,202,158
 Pioneer Cullen Value Fund                  (3,652)           --              25,671       1,240,288
 Pioneer Disciplined Growth Fund           (62,265)      132,781               8,599       1,287,380
 Pioneer Disciplined Value Fund            (68,334)      115,839              26,358       1,865,759
 Pioneer Emerging Markets Fund              (2,563)       25,579                  --         633,640
 Pioneer Equity Income Fund                 (2,269)           --              16,679       1,242,166
 Pioneer Floating Rate Fund                   (716)           --              14,969         621,638
 Pioneer Fund                              (11,615)           --              22,348       2,490,699
 Pioneer Fundamental Growth Fund             3,624        30,764               6,723       1,245,061
 Pioneer Global Aggregate Bond Fund           (156)        2,501              15,072       1,243,551
 Pioneer Global Equity Fund                 (3,903)           --              35,703       1,875,138
 Pioneer Global High Yield Fund             18,659            --             141,844       3,600,322
 Pioneer Growth Opportunities Fund             761            --                  --         631,088
 Pioneer High Yield Fund                   (26,025)           --              42,276       2,195,538
 Pioneer International Value Fund           (3,186)           --              58,531       3,135,960
 Pioneer Mid Cap Value Fund                 (4,851)           --              16,360       1,253,479
 Pioneer Multi-Asset Floating Rate Fund        (34)           --               5,671         616,613
 Pioneer Real Estate Shares                129,681            --                 687           1,216
 Pioneer Research Fund                       7,480            --              10,832       1,248,611
 Pioneer Select Mid Cap Growth Fund          1,062            --                  --         625,413
 Pioneer Short Term Income Fund            (44,640)           --             213,401      11,814,116
 Pioneer Strategic Income Fund              (3,660)       37,774             116,381       4,349,769
                                          --------      --------          ----------     -----------
                                          $(58,594)     $416,852          $1,188,567     $58,902,627
                                          ========      ========          ==========     ===========


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     77

Pioneer Ibbotson Moderate Allocation Fund

------------------------------------------------------------------------------------------------------
                                          Beginning      Acquisitions      Dispositions   Ending
 Underlying Funds (Affiliated)            Shares         Shares            Shares         Shares
------------------------------------------------------------------------------------------------------
 Pioneer Absolute Return Credit Fund             --         488,115               --           488,115
 Pioneer Bond Fund                        3,134,957           7,178         (435,456)        2,706,679
 Pioneer Cullen Value Fund                  474,048             469          (18,767)          455,750
 Pioneer Disciplined Growth Fund          1,071,990              --         (215,274)          856,716
 Pioneer Disciplined Value Fund           1,243,683             245         (216,241)        1,027,687
 Pioneer Emerging Markets Fund              274,513          14,741             (818)          288,436
 Pioneer Equity Income Fund                 173,921          23,346               --           197,267
 Pioneer Fund                               317,329             413          (36,943)          280,799
 Pioneer Fundamental Growth Fund            749,298           4,341          (73,755)          679,884
 Pioneer Global Aggregate Bond Fund         124,697         113,374               --           238,071
 Pioneer Global Equity Fund               1,444,620             144          (51,505)        1,393,259
 Pioneer Global High Yield Fund             837,725          67,286         (208,429)          696,582
 Pioneer Growth Opportunities Fund          221,462             578           (7,908)          214,132
 Pioneer High Yield Fund                    398,476          95,343         (135,201)          358,618
 Pioneer International Value Fund           762,546          48,547          (10,597)          800,496
 Pioneer Mid Cap Value Fund                 477,170          35,195           (1,322)          511,043
 Pioneer Multi-Asset Floating Rate Fund          --         122,672               --           122,672
 Pioneer Oak Ridge Small Cap Growth Fund    202,918           1,482           (1,680)          202,720
 Pioneer Real Estate Shares                 218,374              --         (116,283)          102,091
 Pioneer Research Fund                      452,627              --          (37,928)          414,699
 Pioneer Select Mid Cap Growth Fund         232,368             258          (11,583)          221,043
 Pioneer Short Term Income Fund           3,167,271            875         (750,278)         2,417,868
 Pioneer Strategic Income Fund              401,852             107          (39,273)          362,686

------------------------------------------------------------------------------------------------------
                                          Realized      Capital Gain    Dividend        Ending
 Underlying Funds (Affiliated)            Gain (Loss)   Distributions   Income          Value
------------------------------------------------------------------------------------------------------
 Pioneer Absolute Return Credit Fund      $      --      $       --        $  113,111     $  4,661,497
 Pioneer Bond Fund                          194,350         140,959           698,051       25,902,923
 Pioneer Cullen Value Fund                   (2,861)             --           167,919        8,080,451
 Pioneer Disciplined Growth Fund           (238,822)        734,800            52,978        8,267,306
 Pioneer Disciplined Value Fund            (249,087)        526,750           120,459        8,488,694
 Pioneer Emerging Markets Fund                 (529)        315,856                --        7,571,446
 Pioneer Equity Income Fund                      --              --            68,387        5,411,045
 Pioneer Fund                                 5,827              --           109,380       11,389,189
 Pioneer Fundamental Growth Fund            (74,014)        209,801            45,293        8,253,789
 Pioneer Global Aggregate Bond Fund              --           3,954            24,732        2,692,581
 Pioneer Global Equity Fund                  61,884              --           252,171       13,180,226
 Pioneer Global High Yield Fund            (160,915)             --           296,630        6,742,915
 Pioneer Growth Opportunities Fund           20,272              --                --        6,235,514
 Pioneer High Yield Fund                   (183,985)             --            99,936        3,557,493
 Pioneer International Value Fund            15,027              --           274,617       14,713,124
 Pioneer Mid Cap Value Fund                  (5,358)             --           139,404       11,084,517
 Pioneer Multi-Asset Floating Rate Fund          --              --             7,802        1,225,494
 Pioneer Oak Ridge Small Cap Growth Fund     (5,342)        291,087                --        5,951,848
 Pioneer Real Estate Shares                 950,468              --            35,585        2,359,314
 Pioneer Research Fund                        1,881              --            36,084        4,163,580
 Pioneer Select Mid Cap Growth Fund           5,395              --                --        4,175,504
 Pioneer Short Term Income Fund             (99,419)             --           426,649       23,235,712
 Pioneer Strategic Income Fund                3,783          35,227           110,845        3,935,141
                                          ---------      ----------        ----------     ------------
                                          $ 238,555      $2,258,434        $3,080,033     $191,279,303
                                          =========      ==========        ==========     ============


78     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Pioneer Ibbotson Growth Allocation Fund

------------------------------------------------------------------------------------------------------
                                          Beginning      Acquisitions      Dispositions   Ending
 Underlying Funds (Affiliated)            Shares         Shares            Shares         Shares
------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                        2,497,038          44,643          (419,963)       2,121,718
 Pioneer Cullen Value Fund                  620,934             436           (78,351)         543,019
 Pioneer Disciplined Growth Fund          1,209,500             125           (95,167)       1,114,458
 Pioneer Disciplined Value Fund           1,270,424          15,132            (9,086)       1,276,470
 Pioneer Emerging Markets Fund              417,673          43,810           (27,538)         433,945
 Pioneer Equity Income Fund                 319,960           1,107            (4,515)         316,552
 Pioneer Fund                               371,368           1,969           (43,220)         330,117
 Pioneer Fundamental Growth Fund          1,116,936          12,279           (44,672)       1,084,543
 Pioneer Global Aggregate Bond Fund          42,686         253,278                --          295,964
 Pioneer Global Equity Fund               1,842,604           1,726          (143,988)       1,700,342
 Pioneer Global High Yield Fund             491,324              --           (42,216)         449,108
 Pioneer Government Income Fund                 817              --              (817)              --
 Pioneer Growth Opportunities Fund          316,387           6,133           (31,872)         290,648
 Pioneer High Yield Fund                    124,182          47,533                --          171,715
 Pioneer Independence Fund                    1,429              --              (769)             660
 Pioneer International Value Fund         1,040,993          89,626                --        1,130,619
 Pioneer Mid Cap Value Fund                 682,791           9,819               (65)         692,545
 Pioneer Oak Ridge Large Cap Growth Fund      1,362              --              (765)             597
 Pioneer Oak Ridge Small Cap Growth Fund    207,781           5,415                --          213,196
 Pioneer Real Estate Shares                 284,870              --           (65,818)         219,052
 Pioneer Research Fund                      717,771              --           (45,691)         672,080
 Pioneer Select Mid Cap Growth Fund         248,680          40,588            (4,415)         284,853
 Pioneer Short Term Income Fund           1,622,876         159,878           (49,053)       1,733,701
 Pioneer Strategic Income Fund              403,597             117           (14,797)         388,917
 Pioneer Value Fund                           1,602              --              (961)             641

------------------------------------------------------------------------------------------------------
                                          Realized       Capital Gain      Dividend       Ending
 Underlying Funds (Affiliated)            Gain (Loss)    Distributions     Income         Value
------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                        $ 237,160      $  103,932        $  518,723     $ 20,304,837
 Pioneer Cullen Value Fund                  (82,360)             --           207,247        9,627,735
 Pioneer Disciplined Growth Fund            (97,662)        912,648            66,838       10,754,519
 Pioneer Disciplined Value Fund              (7,629)        619,431           144,079       10,543,639
 Pioneer Emerging Markets Fund              (58,148)        451,180                --       11,391,060
 Pioneer Equity Income Fund                 (13,128)             --           115,923        8,683,033
 Pioneer Fund                              (123,609)             --           129,593       13,389,562
 Pioneer Fundamental Growth Fund            (27,011)        330,179            71,558       13,166,353
 Pioneer Global Aggregate Bond Fund              --           5,817            34,793        3,347,356
 Pioneer Global Equity Fund                 157,492              --           312,969       16,085,232
 Pioneer Global High Yield Fund              90,842              --           204,903        4,347,367
 Pioneer Government Income Fund                 842              --                 9               --
 Pioneer Growth Opportunities Fund           73,760              --                --        8,463,660
 Pioneer High Yield Fund                         --              --            44,296        1,703,410
 Pioneer Independence Fund                    3,941              --                --            7,799
 Pioneer International Value Fund                --              --           385,311       20,780,770
 Pioneer Mid Cap Value Fund                    (341)             --           191,813       15,021,305
 Pioneer Oak Ridge Large Cap Growth Fund      2,667              --                --            7,664
 Pioneer Oak Ridge Small Cap Growth Fund         --         301,934                --        6,259,437
 Pioneer Real Estate Shares                 (19,531)             --            69,267        5,062,301
 Pioneer Research Fund                          268              --            58,281        6,747,684
 Pioneer Select Mid Cap Growth Fund             408              --                --        5,380,877
 Pioneer Short Term Income Fund              (6,555)             --           265,553       16,660,862
 Pioneer Strategic Income Fund               (4,868)         37,645           116,249        4,219,751
 Pioneer Value Fund                           1,766              --               104            7,252
                                          ---------      ----------        ----------     ------------
                                          $ 128,304      $2,762,766        $2,937,509     $211,963,465
                                          =========      ==========        ==========     ============


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     79

Pioneer Ibbotson Aggressive Allocation Fund

------------------------------------------------------------------------------------------------------
                                          Beginning      Acquisitions      Dispositions    Ending
 Underlying Funds (Affiliated)            Shares         Shares            Shares          Shares
------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                          863,769              --          (108,674)         755,095
 Pioneer Cullen Value Fund                  358,061             104           (54,862)         303,303
 Pioneer Disciplined Growth Fund            587,626          24,514           (29,490)         582,650
 Pioneer Disciplined Value Fund             670,047          55,362           (14,595)         710,814
 Pioneer Emerging Markets Fund              288,266          34,548            (3,889)         318,925
 Pioneer Equity Income Fund                 204,864          21,530            (3,423)         222,971
 Pioneer Fund                               219,373             121           (38,903)         180,591
 Pioneer Fundamental Growth Fund            693,239           4,459           (63,720)         633,978
 Pioneer Global Equity Fund               1,209,231              --          (104,003)       1,105,228
 Pioneer Growth Opportunities Fund          224,279              70           (40,389)         183,960
 Pioneer High Yield Fund                        408              --              (408)              --
 Pioneer Independence Fund                      280              --              (280)              --
 Pioneer International Value Fund           904,380          12,993            (9,722)         907,651
 Pioneer Mid Cap Value Fund                 601,898          12,412           (30,604)         583,706
 Pioneer Oak Ridge Small Cap Growth Fund    144,272          11,921                --          156,193
 Pioneer Real Estate Shares                 238,179              --           (65,769)         172,410
 Pioneer Research Fund                      407,172              --           (31,933)         375,239
 Pioneer Select Mid Cap Growth Fund         210,170          19,224            (4,622)         224,772
 Pioneer Short Term Income Fund                  --         194,124                --          194,124
 Pioneer Strategic Income Fund              228,384             746            (9,673)         219,457

------------------------------------------------------------------------------------------------------
                                          Realized    Capital Gain    Dividend        Ending
 Underlying Funds (Affiliated)            Gain (Loss)   Distributions   Income          Value
------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                        $  88,648      $   38,053        $  189,631     $  7,226,257
 Pioneer Cullen Value Fund                   13,468              --           116,228        5,377,554
 Pioneer Disciplined Growth Fund            (30,238)        464,325            34,073        5,622,573
 Pioneer Disciplined Value Fund             (14,269)        323,231            78,857        5,871,324
 Pioneer Emerging Markets Fund                6,725         331,771                --        8,371,787
 Pioneer Equity Income Fund                  (9,784)             --            81,718        6,116,095
 Pioneer Fund                              (197,258)             --            73,684        7,324,766
 Pioneer Fundamental Growth Fund            185,519         198,853            42,673        7,696,488
 Pioneer Global Equity Fund                 156,298              --           205,208       10,455,456
 Pioneer Growth Opportunities Fund          157,265              --                --        5,356,925
 Pioneer High Yield Fund                      1,110              --                 6               --
 Pioneer Independence Fund                    1,594              --                --               --
 Pioneer International Value Fund           (19,799)             --           316,169       16,682,629
 Pioneer Mid Cap Value Fund                (188,045)             --           165,461       12,660,573
 Pioneer Oak Ridge Small Cap Growth Fund         --         218,004                --        4,585,835
 Pioneer Real Estate Shares                 533,438              --            52,597        3,984,391
 Pioneer Research Fund                         (337)             --            32,586        3,767,397
 Pioneer Select Mid Cap Growth Fund             765              --                --        4,245,952
 Pioneer Short Term Income Fund                  --              --            10,180        1,865,527
 Pioneer Strategic Income Fund               (3,207)         21,185            65,470        2,381,103
                                          ---------      ----------        ----------     ------------
                                          $ 681,893      $1,595,422        $1,464,541     $119,592,632
                                          =========      ==========        ==========     ============


80     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Conservative Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Conservative Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (Ibbotson Associates) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2011 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2011, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2011 and September 2011. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2011 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 29, 2011, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     81

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2011 and in the third quintile of its Morningstar category for the three and five year periods ended June 30, 2011. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's underperformance. They noted the underperformance of some of the Pioneer Funds in which the Fund invests and considered PIM's plans to improve the underlying Funds' performance record. The Trustees indicated that they were satisfied with the information presented with respect to the performance of the Fund.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight


82     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2011 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's small asset size compared to most of the other funds in its peer group and considered that non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     83
sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2010). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was


84     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12
reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     85

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Moderate Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Moderate Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2011 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2011, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2011 and September 2011. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2011 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 29, 2011, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


86     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one and five year periods ended June 30, 2011 and in the third quintile of its Morningstar category for the three year period ended June 30, 2011. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's underperformance. They noted the underperformance of some of the Pioneer Funds in which the Fund invests and considered PIM's plans to improve the underlying Funds' performance record. The Trustees indicated that they were satisfied with the information presented with respect to the performance of the Fund.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     87

Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2011 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's small asset size compared to most of the other funds in its peer group and considered that non-management fee operating expenses and transfer agency expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the


88     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12
sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2010). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     89
reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


90     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Growth Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Growth Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2011 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2011, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2011 and September 2011. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2011 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 29, 2011, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     91

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one and five year periods ended June 30, 2011 and in the third quintile of its Morningstar category for the three year period ended June 30, 2011. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's underperformance. They noted the underperformance of some of the Pioneer Funds in which the Fund invests and considered PIM's plans to improve the underlying Funds' performance record. The Trustees indicated that they were satisfied with the information presented with respect to the performance of the Fund.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight


92     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2011 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's small asset size compared to most of the other funds in its peer group and considered that non-management fee operating expenses and transfer agency expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     93
sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2010). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was


94     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12
reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     95

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Aggressive Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Aggressive Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (Ibbotson Associates) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2011 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2011, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2011 and September 2011. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2011 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 29, 2011, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


96     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2011, in the fourth quintile of its Morningstar category for the three year period ended June 30, 2011, and in the third quintile of its Morningstar category for the five year period ended June 30, 2011. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's underperformance. They noted the underperformance of some of the Pioneer Funds in which the Fund invests and considered PIM's plans to improve the underlying Funds' performance record. The Trustees indicated that they were satisfied with the information presented with respect to the performance of the Fund.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     97

Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2011 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's small asset size compared to most of the other funds in its peer group and considered that non-management fee operating expenses and transfer agency expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the


98     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12
sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2010). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12     99
reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


100     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Investment Sub-Adviser
Ibbotson Associates, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.


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108     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/12
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How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our website: us.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date March 30, 2012

* Print the name and title of each signing officer under his or her signature.